UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

December 31, 2017

Shares	Security	Value
	COMMON STOCKS—98.3%
	Consumer Discretionary—11.1%
106,200	CBS Corp. - Class "B"	$6,265,800
41,300	Home Depot, Inc.	7,827,589
147,800	Time Warner, Inc.	13,519,266
67,100	Whirlpool Corp.	11,315,744
		38,928,399
	Consumer Staples—2.2%
79,800	Dr. Pepper Snapple Group, Inc.	7,745,388
	Energy—10.2%
83,800	Chevron Corp.	10,490,922
318,600	Halliburton Co.	15,569,982
532,700	Kinder Morgan, Inc.	9,625,889
		35,686,793
	Financials—19.3%
106,500	American Express Co.	10,576,515
566,800	Bank of America Corp.	16,731,936
20,900	BlackRock, Inc.	10,736,539
157,600	JPMorgan Chase & Co.	16,853,744
241,500	Morgan Stanley	12,671,505
		67,570,239
	Health Care—13.6%
51,800	Allergan, PLC	8,473,444
106,200	Bristol-Myers Squibb Co.	6,507,936
170,200	Medtronic, PLC	13,743,650
124,700	Merck & Co., Inc.	7,016,869
333,600	Pfizer, Inc.	12,082,992
		47,824,891
	Industrials—16.2%
138,700	Delta Air Lines, Inc.	7,767,200
90,400	Honeywell International, Inc.	13,863,744
21,900	Lockheed Martin Corp.	7,030,995
36,400	Parker Hannifin Corp.	7,264,712
82,200	Union Pacific Corp.	11,023,020
81,700	United Parcel Service, Inc. - Class "B"	9,734,555
		56,684,226
	Information Technology—16.8%
87,400	Apple, Inc.	14,790,702
37,100	Broadcom, Ltd.	9,530,990
269,400	Cisco Systems, Inc.	10,318,020
275,900	Intel Corp.	12,735,544
245,100	Oracle Corp.	11,588,328
		58,963,584
	Materials—6.3%
205,900	DowDuPont, Inc.	14,664,198
119,100	Nucor Corp.	7,572,378
		22,236,576
	Telecommunication Services—2.6%
231,400	AT&T, Inc.	8,996,832

Total Value of Common Stocks (cost $306,538,660)	98.3%	344,636,928
Other Assets, Less Liabilities	1.7	5,951,846
Net Assets	100.0%	$350,588,774

At December 31, 2017, the cost of investments for federal income tax purposes was $301,933,809.  Accumulated net unrealized appreciation on investments was $37,982,924, consisting of $42,840,557 gross unrealized appreciation and $4,857,633 gross unrealized depreciation.

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

December 31, 2017

CALL OPTIONS WRITTEN—-3.0%	Expiration Date	Exercise Price	Contracts	Value
Allergan, PLC	1/19/18	$180.00	518	$26,936
American Express Co.	1/19/18	100.00	69	10,971
Apple, Inc.	1/19/18	180.00	874	20,976
AT&T, Inc.	6/15/18	42.00	2,314	180,492
Bank of America Corp.	1/19/18	30.00	5,668	238,056
BlackRock, Inc.	7/20/18	540.00	209	344,850
Bristol-Myers Squibb Co.	2/16/18	65.00	1,062	114,696
Broadcom, Ltd.	1/19/18	290.00	184	5,520
Broadcom, Ltd.	1/19/18	270.00	187	31,790
CBS Corp.	1/12/18	63.00	1,062	17,523
Chevron Corp.	2/16/18	125.00	838	265,646
Cisco Systems, Inc.	2/16/18	40.00	2,566	102,640
Cisco Systems, Inc.	2/16/18	38.00	128	14,848
Delta Air Lines, Inc.	1/19/18	57.50	1,387	110,960
DowDuPont, Inc.	1/19/18	72.50	2,059	113,245
Dr. Pepper Snapple Group, Inc.	2/16/18	100.00	52	8,190
Dr. Pepper Snapple Group, Inc.	2/16/18	92.50	746	436,410
Halliburton Co.	1/5/18	47.50	2,318	347,700
Halliburton Co.	2/16/18	50.00	868	119,784
Home Depot, Inc.	2/16/18	195.00	413	95,403
Honeywell International, Inc.	3/16/18	160.00	904	164,528
Intel Corp.	1/19/18	46.50	2,759	212,443
JPMorgan Chase & Co.	1/12/18	112.00	1,542	44,718
JPMorgan Chase & Co.	1/19/18	110.00	34	2,210
Kinder Morgan, Inc.	1/19/18	19.00	5,327	58,597
Lockheed Martin Corp.	1/19/18	320.00	29	13,108
Lockheed Martin Corp.	1/19/18	315.00	190	157,700
Medtronic, PLC	1/12/18	83.50	1,591	21,479
Medtronic, PLC	1/19/18	82.50	111	5,994
Merck & Co., Inc.	1/19/18	57.50	1,247	38,657
Morgan Stanley	2/16/18	55.00	2,415	154,560
Nucor Corp.	1/19/18	65.00	77	7,623
Nucor Corp.	1/19/18	62.50	1,114	260,676
Oracle Corp.	2/16/18	49.00	159	6,519
Parker Hannifin Corp.	5/18/18	210.00	364	209,300
Pfizer, Inc.	3/16/18	37.00	3,336	193,488
Time Warner, Inc.	1/19/18	100.00	973	5,838
Time Warner, Inc.	3/16/18	100.00	64	2,880
Time Warner, Inc.	7/20/18	100.00	441	121,275
Union Pacific Corp.	1/19/18	135.00	377	88,595
Union Pacific Corp.	2/16/18	140.00	445	112,585
United Parcel Service, Inc.	1/12/18	125.00	202	2,424
United Parcel Service, Inc.	1/19/18	125.00	47	1,363
United Parcel Service, Inc.	2/16/18	125.00	568	69,864
Whirlpool Corp.	1/19/18	175.00	44	3,520
Whirlpool Corp.	1/19/18	170.00	627	153,615
Total Value of Call Options Written (premium received $4,651,877)				4,720,195

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$344,636,928	$-	$-	$344,636,928

Liabilities
Call Options Written	$(4,720,195)	$-	$-	$(4,720,195)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

December 31, 2017

Shares or Principal Amount		Security	Value
		COMMON STOCKS—95.8%
		Consumer Discretionary—7.8%
86,000		Acushnet Holdings Corp.	$1,812,880
65,000		American Eagle Outfitters, Inc.	1,222,000
25,000		Aptiv, PLC	2,120,750
18,000		Big Lots, Inc.	1,010,700
35,568		CBS Corp. - Class "B"	2,098,512
155,400		Comcast Corp. - Special Shares "A"	6,223,770
218,500		Ford Motor Co.	2,729,065
37,200		Home Depot, Inc.	7,050,516
42,020		HSN, Inc.	1,695,507
15,000		L Brands, Inc.	903,300
31,100		McDonald's Corp.	5,352,932
48,950		Newell Brands, Inc.	1,512,555
13,300		Oxford Industries, Inc.	1,000,027
102,300		Regal Entertainment Group - Class "A"	2,353,923
75,100		Tapestry, Inc.	3,321,673
27,933		Time Warner, Inc.	2,555,032
18,500		Tupperware Brands Corp.	1,159,950
21,900		Walt Disney Co.	2,354,469
6,800		Whirlpool Corp.	1,146,752
39,100		Wyndham Worldwide Corp.	4,530,517
			52,154,830
		Consumer Staples—9.7%
105,000		Altria Group, Inc.	7,498,050
82,500		B&G Foods, Inc.	2,899,875
92,200		Coca-Cola Co.	4,230,136
61,700		CVS Health Corp.	4,473,250
30,000		Dr. Pepper Snapple Group, Inc.	2,911,800
38,300		Kimberly-Clark Corp.	4,621,278
109,117		Koninklijke Ahold Delhaize NV (ADR)	2,401,665
18,066		Kraft Heinz Co.	1,404,812
63,500		PepsiCo, Inc.	7,614,920
84,500		Philip Morris International, Inc.	8,927,425
60,000		Pinnacle Foods, Inc.	3,568,200
71,400		Procter & Gamble Co.	6,560,232
74,400		Wal-Mart Stores, Inc.	7,347,000
			64,458,643
		Energy—7.9%
89,400		Chevron Corp.	11,191,986
81,500		ConocoPhillips	4,473,535
83,000		Devon Energy Corp.	3,436,200
77,900		ExxonMobil Corp.	6,515,556
65,400		Marathon Petroleum Corp.	4,315,092
92,500		Occidental Petroleum Corp.	6,813,550
82,200		PBF Energy, Inc. - Class "A"	2,913,990
75,500		Royal Dutch Shell, PLC - Class "A" (ADR)	5,036,605
55,000		Schlumberger, Ltd.	3,706,450
106,300		Suncor Energy, Inc.	3,903,336
			52,306,300
		Financials—18.2%
151,800		AllianceBernstein Holding, LP (MLP)	3,802,590
33,000		American Express Co.	3,277,230
40,000		American International Group, Inc.	2,383,200
26,300		Ameriprise Financial, Inc.	4,457,061
85,000		Bank of New York Mellon Corp.	4,578,100
103,400		Berkshire Hills Bancorp, Inc.	3,784,440
61,010		Chubb, Ltd.	8,915,391
72,000		Citizens Financial Group, Inc.	3,022,560
50,000		Comerica, Inc.	4,340,500
65,000		Discover Financial Services	4,999,800
115,000		Financial Select Sector SPDR Fund (ETF)	3,209,650
48,800		IBERIABANK Corp.	3,782,000
87,100		Invesco, Ltd.	3,182,634
110,000		iShares S&P U.S. Preferred Stock Index Fund (ETF)	4,187,700
122,800		JPMorgan Chase & Co.	13,132,232
100,000		MetLife, Inc.	5,056,000
113,500		Old National Bancorp of Indiana	1,980,575
47,900		PNC Financial Services Group, Inc.	6,911,491
60,000		Prosperity Bancshares, Inc.	4,204,200
59,000		SPDR S&P Regional Banking (ETF)	3,472,150
154,300		Sterling Bancorp	3,795,780
27,800		Travelers Cos., Inc.	3,770,792
108,300		U.S. Bancorp	5,802,714
105,000		Waddell & Reed Financial, Inc. - Class "A"	2,345,700
215,500		Wells Fargo & Co.	13,074,385
			121,468,875
		Health Care—12.8%
116,100		Abbott Laboratories	6,625,827
81,100		AbbVie, Inc.	7,843,181
22,500		Aetna, Inc.	4,058,775
28,468		Baxter International, Inc.	1,840,172
53,000		Gilead Sciences, Inc.	3,796,920
52,400		GlaxoSmithKline, PLC (ADR)	1,858,628
96,900		Johnson & Johnson	13,538,868
85,000		Koninklijke Philips NV (ADR)	3,213,000
62,594		Medtronic, PLC	5,054,466
180,211		Merck & Co., Inc.	10,140,473
384,124		Pfizer, Inc.	13,912,971
90,000		Phibro Animal Health Corp. - Class "A"	3,015,000
18,500		Thermo Fisher Scientific, Inc.	3,512,780
19,000		UnitedHealth Group, Inc.	4,188,740
34,452		Zoetis, Inc.	2,481,922
			85,081,723
		Industrials—10.6%
25,100		3M Co.	5,907,787
25,400		A.O. Smith Corp.	1,556,512
65,000		Eaton Corp., PLC	5,135,650
16,800		General Dynamics Corp.	3,417,960
221,400		General Electric Co.	3,863,430
61,900		Honeywell International, Inc.	9,492,984
50,000		Industrial Select Sector SPDR Fund (ETF)	3,783,500
51,100		Ingersoll-Rand, PLC	4,557,609
31,450		ITT, Inc.	1,678,486
128,461		Johnson Controls International, PLC	4,895,649
19,000		Lockheed Martin Corp.	6,099,950
135,100		Schneider National, Inc.	3,858,456
8,000		Snap-On, Inc.	1,394,400
120,800		Triton International, Ltd.	4,523,960
43,700		United Parcel Service, Inc. - Class "B"	5,206,855
42,500		United Technologies Corp.	5,421,725
			70,794,913
		Information Technology—13.1%
45,900		Apple, Inc.	7,767,657
45,000		Applied Materials, Inc.	2,300,400
23,600		Automatic Data Processing, Inc.	2,765,684
14,500		Broadcom, Ltd.	3,725,050
342,100		Cisco Systems, Inc.	13,102,430
50,000		Cypress Semiconductor Corp.	762,000
75,000		HP Enterprise Co.	1,077,000
140,000		HP, Inc.	2,941,400
189,700		Intel Corp.	8,756,552
12,900		Lam Research Corp.	2,374,503
52,600		Microchip Technology, Inc.	4,622,488
177,500		Microsoft Corp.	15,183,350
85,300		QUALCOMM, Inc.	5,460,906
65,000		Silicon Motion Technology Corp. (ADR)	3,442,400
108,300		Symantec Corp.	3,038,898
39,200		TE Connectivity, Ltd.	3,725,568
57,000		Technology Select Sector SPDR Fund (ETF)	3,645,150
35,000		Western Digital Corp.	2,783,550
			87,474,986
		Materials—5.3%
115,423		DowDuPont, Inc.	8,220,426
28,400		Eastman Chemical Co.	2,630,976
31,600		FMC Corp.	2,991,256
27,300		Greif, Inc.	1,653,834
80,500		International Paper Co.	4,664,170
36,700		LyondellBasell Industries NV - Class "A"	4,048,744
28,000		Praxair, Inc.	4,331,040
53,600		Sealed Air Corp.	2,642,480
62,500		WestRock Co.	3,950,625
			35,133,551
		Real Estate—3.4%
161,400		Brixmor Property Group, Inc. (REIT)	3,011,724
88,000		Chesapeake Lodging Trust (REIT)	2,383,920
11,700		Douglas Emmett, Inc. (REIT)	480,402
20,000		Federal Realty Investment Trust (REIT)	2,656,200
145,000		GGP, Inc. (REIT)	3,391,550
46,000		iShares U.S. Real Estate ETF (ETF)	3,726,460
105,000		Sunstone Hotel Investors, Inc. (REIT)	1,735,650
75,000		Tanger Factory Outlet Centers, Inc. (REIT)	1,988,250
151,800		Urstadt Biddle Properties, Inc. (REIT)	3,300,132
			22,674,288
		Telecommunication Services—3.1%
240,730		AT&T, Inc.	9,359,582
212,800		Verizon Communications, Inc.	11,263,504
			20,623,086
		Utilities—3.9%
36,500		American Electric Power Co., Inc.	2,685,305
100,000		CenterPoint Energy, Inc.	2,836,000
50,000		Dominion Energy, Inc.	4,053,000
35,000		Duke Energy Corp.	2,943,850
128,000		Exelon Corp.	5,044,480
17,100		NextEra Energy, Inc.	2,670,849
95,000		PPL Corp.	2,940,250
40,400		Vectren Corp.	2,626,808
			25,800,542
Total Value of Common Stocks (cost $410,148,447)			637,971,737
		PREFERRED STOCKS—1.3%
		Financials—.5%
800		Citizens Financial Group, Inc., Series A, 5.5%, 2049	834,000
102,800		JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,739,620
			3,573,620
		Health Care—.2%
2,600		Allergan, PLC, Series A, 5.5%, 2018	1,524,250
		Real Estate—.6%
50,500		Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	1,287,245
		Urstadt Biddle Properties, Inc. (REIT):
49,000		Series G, 6.75% 2049	1,291,640
41,700		Series H, 6.25%, 2022	1,090,455
			3,669,340
Total Value of Preferred Stocks (cost $9,521,779)			8,767,210
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
		Federal Home Loan Bank:
$1,500	M	1.135%, 1/4/2018	1,499,894
9,000	M	1.27%, 1/30/2018	8,991,036
5,000	M	1.25%, 2/2/2018	4,994,360
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,485,088)			15,485,290
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.6%
		U.S. Treasury Bills:
2,000	M	1.085%, 1/4/2018	1,999,874
2,000	M	1.222%, 1/25/2018	1,998,434
Total Value of Short-Term U.S. Government Obligations (cost $3,998,189)			3,998,308

Total Value of Investments (cost $439,153,503)	100.0%	666,222,545
Other Assets, Less Liabilities	-	59,363
Net Assets	100.0%	$666,281,908

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $439,256,058. Accumulated net unrealized appreciation on investments was $226,966,437, consisting of $233,169,167 gross unrealized appreciation and $6,202,730 gross unrealized depreciation.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

December 31, 2017

CALL OPTIONS WRITTEN—-0.0%	Expiration Date	Exercise Price	Contracts	Value
Pfizer, Inc. (premium received $75)	1/12/18	$36.50	2	$50

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$637,971,737	$-	$-	$637,971,737
Preferred Stocks	8,767,210	-	-	8,767,210
Short-Term U.S Government Agency Obligations	-	15,485,290	-	15,485,290
Short-Term U.S Government Obligations	-	3,998,308	-	3,998,308
Total Investments in Securities*	$646,738,947	$19,483,598	$-	$666,222,545

Liabilities
Call Options Written	$(50)	$-	$-	$(50)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS—98.1%
			United States—64.2%
91,572			Abbott Laboratories		$5,226,014
30,864			Activision Blizzard, Inc.		1,954,308
112,176			Air Lease Corp.		5,394,544
6,463		*	Alphabet, Inc. - Class “C”		6,762,883
6,053		*	Amazon.com, Inc.		7,078,802
98,756			Apple, Inc.		16,712,478
43,504			Aptiv, PLC		3,690,444
131,944			Aramark Holdings Corp.		5,639,287
55,654			Assured Guaranty, Ltd.		1,885,001
155,503			Ball Corp.		5,885,789
469,348			Bank of America Corp.		13,855,153
16,212			BlackRock, Inc.		8,328,267
12,622		*	bluebird bio, Inc.		2,247,978
64,069			Bristol-Myers Squibb Co.		3,926,148
36,947			Broadcom, Ltd.		9,491,684
65,924			Capital One Financial Corp.		6,564,712
12,696		*	CBRE Group, Inc. - Class “A”		549,864
140,304			Citigroup, Inc.		10,440,021
91,219			Cognizant Technology Solutions Corp. - Class “A”		6,478,373
167,766			Coty, Inc. - Class “A”		3,336,866
93,037			Danaher Corp.		8,635,694
43,420		*	Delphi Technologies, PLC		2,278,247
102,018			Delta Air Lines, Inc.		5,713,008
25,235		*	Diamondback Energy, Inc.		3,185,919
88,980			Edison International		5,627,095
18,987		*	Electronic Arts, Inc.		1,994,774
54,051			EOG Resources, Inc.		5,832,643
32,920			Expedia, Inc.		3,942,828
80,376		*	Facebook, Inc. - Class “A”		14,183,149
30,517		*	FleetCor Technologies, Inc.		5,872,386
495,014		*	Flex, Ltd.		8,905,302
59,034			Fortune Brands Home & Security, Inc.		4,040,287
10,166			General Dynamics Corp.		2,068,273
127,212			General Motors Corp.		5,214,420
49,386			Global Payments, Inc.		4,950,453
39,398		*	Guidewire Software, Inc.		2,925,695
51,059			Hess Corp.		2,423,771
29,485			Hilton Worldwide Holdings, Inc.		2,354,672
116,194		*	Hologic, Inc.		4,967,294
103,854		*	IHS Markit, Ltd.		4,689,008
108,896			Intercontinental Exchange, Inc.		7,683,702
177,771		*	JetBlue Airways Corp.		3,971,404
439,863			Kinder Morgan, Inc.		7,948,324
51,396			KLA-Tencor Corp.		5,400,178
116,015			Knight-Swift Transportation Holdings, Inc.		5,072,176
66,429			L Brands, Inc.		4,000,354
42,573			Marriott International, Inc.		5,778,433
179,216			MetLife, Inc.		9,061,161
90,427		*	Micron Technology, Inc.		3,718,358
27,269		*	Netflix, Inc.		5,234,557
146,112			NIKE, Inc. - Class “B”		9,139,306
53,489			Northern Trust Corp.		5,343,016
17,663			NVIDIA Corp.		3,417,791
32,643			Old Dominion Freight Line, Inc.		4,294,187
67,799		*	Post Holdings, Inc.		5,371,715
56,332			PPG Industries, Inc.		6,580,704
3,130		*	Priceline Group, Inc.		5,439,126
26,812			Public Storage (REIT)		5,603,708
66,263			QUALCOMM, Inc.		4,242,157
60,119		*	salesforce.com, Inc.		6,145,965
44,953		*	ServiceNow, Inc.		5,861,422
29,254			Skyworks Solutions, Inc.		2,777,667
47,300		*	Spirit Airlines, Inc.		2,121,405
49,875		*	Splunk, Inc.		4,131,645
240,534		*	Sprint Corp.		1,416,745
32,407			SunTrust Banks, Inc.		2,093,168
76,069			Teradyne, Inc.		3,185,009
32,932			Thermo Fisher Scientific, Inc.		6,253,128
33,324		*	TripAdvisor, Inc.		1,148,345
9,170		*	Ultimate Software Group, Inc.		2,001,169
47,475			UnitedHealth Group, Inc.		10,466,339
60,787			Visa, Inc. - Class “A”		6,930,934
32,186		*	Workday, Inc. - Class “A”		3,274,604
					390,361,436
			France—5.4%
99,450		*	Airbus SE		9,903,952
282,807			AXA SA		8,393,203
62,060			Compagnie de Saint-Gobain SA		3,423,784
54,312			Safran SA		5,598,416
77,204			Valeo SA		5,768,253
					33,087,608
			Japan—4.9%
111,930			Seven & I Holdings Co., Ltd.		4,652,036
109,800			SoftBank Group Corp.		8,692,398
151,230			Sumitomo Mitsui Financial Group, Inc.		6,533,727
215,600			Tokio Marine Holdings, Inc.		9,837,139
					29,715,300
			China—5.8%
35,847		*	Alibaba Group Holding, Ltd. (ADR)		6,181,098
302,000			China Merchants Bank Co., Ltd. - Class “H”		1,202,148
89,100		*	Ctrip.com International, Ltd. (ADR)		3,929,310
7,580			NetEase, Inc. (ADR)		2,615,631
74,107			New Oriental Education & Technology Group, Inc. (ADR)		6,966,058
655,000			Ping An Insurance (Group) Co. of China, Ltd.		6,820,078
139,810			Tencent Holdings, Ltd.		7,265,321
					34,979,644
			United Kingdom—3.6%
164,672			British American Tobacco, PLC		11,156,591
272,049			Fiat Chrysler Automobiles NV		4,866,878
1,106,140		*	Glencore, PLC		5,824,462
					21,847,931
			Switzerland—3.4%
92,492			Nestle SA		7,954,056
702,858		*	UBS Group AG		12,939,887
					20,893,943
			Spain—1.7%
1,320,079			Iberdrola SA		10,231,943
			Italy—1.6%
60,502			Banca Generali SpA		2,013,733
240,512			FinecoBank Banca Fineco SpA		2,463,009
284,397		*	UniCredit SpA		5,316,406
					9,793,148
			Taiwan—1.4%
222,940			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		8,839,571
			South Korea—1.2%
3,044			Samsung Electronics Co., Ltd.	(a)	7,232,274
			Germany—1.2%
188,047			Deutsche Bank AG		3,581,837
70,398			Vonovia SE		3,496,080
					7,077,917
			India—1.1%
63,461			HDFC Bank, Ltd.		1,861,649
930,088			ICICI Bank, Ltd.		4,575,577
					6,437,226
			Netherlands—.9%
102,162		*	AerCap Holdings NV		5,374,743
			Luxembourg—.8%
150,482		*	ArcelorMittal SA		4,862,073
			Australia—.5%
69,946		*	Atlassian Corp., PLC - Class “A”		3,183,942
			Canada—.4%
47,948			Magna International, Inc.		2,717,435
Total Value of Common Stocks (cost $496,773,711)					596,636,134
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.7%
			United States
			Federal Home Loan Bank:
$2,000	M		1.25%, 1/16/2018		1,999,004
1,500	M		1.26%, 1/19/2018		1,499,094
5,500	M		1.27%, 1/30/2018		5,494,522
1,500	M		1.275%, 1/30/2018		1,498,506
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,490,843)					10,491,126

Total Value of Investments (cost $507,264,554)	99.8%	607,127,260
Other Assets, Less Liabilities	.2	1,221,490
Net Assets	100.0%	$608,348,750

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund’s Board of Trustees. At December 31, 2017, the Fund held one security that was fair valued by the Valuation Committee with a value of $7,232,274 representing 1.2% of the Fund’s net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $508,841,771. Accumulated net unrealized appreciation on investments was $98,285,489, consisting of $104,826,729 gross unrealized appreciation and $6,541,240 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$390,361,436	$-	$-	$390,361,436
France	33,087,608	-	-	33,087,608
Japan	29,715,300	-	-	29,715,300
China	34,979,644	-	-	34,979,644
United Kingdom	21,847,931	-	-	21,847,931
Switzerland	20,893,943	-	-	20,893,943
Spain	10,231,943	-	-	10,231,943
Italy	9,793,148	-	-	9,793,148
Taiwan	8,839,571	-	-	8,839,571
South Korea	7,232,274	-	-	7,232,274
Germany	7,077,917	-	-	7,077,917
India	6,437,226	-	-	6,437,226
Netherlands	5,374,743	-	-	5,374,743
Luxembourg	4,862,073	-	-	4,862,073
Australia	3,183,942	-	-	3,183,942
Canada	2,717,435	-	-	2,717,435
Short-Term U.S. Government Agency Obligations	-	10,491,126	-	10,491,126
Total Investments in Securities	$596,636,134	$10,491,126	$-	$607,127,260

During the period ended December 31, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A).  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GROWTH & INCOME FUND

December 31, 2017

Shares or Principal Amount			Security	Value
			COMMON STOCKS—98.4%
			Consumer Discretionary—11.7%
100,000			Aptiv, PLC	$8,483,000
200,000			Aramark Holdings Corp.	8,548,000
180,000			Big Lots, Inc.	10,107,000
220,000			BorgWarner, Inc.	11,239,800
400,000			CBS Corp. - Class "B"	23,600,000
294,600			DSW, Inc. - Class "A"	6,307,386
250,000			Ford Motor Co.	3,122,500
180,000			Home Depot, Inc.	34,115,400
255,000			L Brands, Inc.	15,356,100
50,000			Lear Corp.	8,833,000
192,900			Magna International, Inc.	10,931,643
300,000		*	Michaels Cos., Inc.	7,257,000
327,550			Newell Brands, Inc.	10,121,295
110,000			Penske Automotive Group, Inc.	5,263,500
21,500			Ross Stores, Inc.	1,725,375
250,000			Tapestry, Inc.	11,057,500
195,000			Tupperware Brands Corp.	12,226,500
160,000			Walt Disney Co.	17,201,600
40,000			Whirlpool Corp.	6,745,600
142,000			Wyndham Worldwide Corp.	16,453,540
				228,695,739
			Consumer Staples—10.1%
480,000			Altria Group, Inc.	34,276,800
300,000			B&G Foods, Inc.	10,545,000
360,000			Coca-Cola Co.	16,516,800
150,000			Conagra Brands, Inc.	5,650,500
290,000			CVS Health Corp.	21,025,000
631,904			Koninklijke Ahold Delhaize NV (ADR)	13,908,207
150,000			Nu Skin Enterprises, Inc. - Class "A"	10,234,500
165,000			PepsiCo, Inc.	19,786,800
310,000			Philip Morris International, Inc.	32,751,500
200,000			Procter & Gamble Co.	18,376,000
160,000			Wal-Mart Stores, Inc.	15,800,000
				198,871,107
			Energy—7.3%
138,000			Anadarko Petroleum Corp.	7,402,320
35,000			Chevron Corp.	4,381,650
270,000			ConocoPhillips	14,820,300
340,000			Devon Energy Corp.	14,076,000
200,000			ExxonMobil Corp.	16,728,000
125,000			Halliburton Co.	6,108,750
100,000			Hess Corp.	4,747,000
300,000			Marathon Oil Corp.	5,079,000
385,000			Marathon Petroleum Corp.	25,402,300
120,000			Occidental Petroleum Corp.	8,839,200
115,000			Phillips 66	11,632,250
80,000			Schlumberger, Ltd.	5,391,200
485,000			Suncor Energy, Inc.	17,809,200
				142,417,170
			Financials—16.6%
275,000			American Express Co.	27,310,250
170,000			American International Group, Inc.	10,128,600
157,900			Ameriprise Financial, Inc.	26,759,313
130,000			Chubb, Ltd.	18,996,900
515,000			Citizens Financial Group, Inc.	21,619,700
75,000			Comerica, Inc.	6,510,750
325,000			Discover Financial Services	24,999,000
550,000			Financial Select Sector SPDR Fund (ETF)	15,350,500
143,700			Hamilton Lane, Inc. - Class "A"	5,085,543
179,200			IBERIABANK Corp.	13,888,000
55,000			iShares Russell 2000 ETF (ETF)	8,385,300
431,730			JPMorgan Chase & Co.	46,169,206
240,000			MetLife, Inc.	12,134,400
56,300			Morgan Stanley	2,954,061
150,000			PNC Financial Services Group, Inc.	21,643,500
250,000			SPDR S&P Regional Banking (ETF)	14,712,500
480,000			Sterling Bancorp	11,808,000
355,000			U.S. Bancorp	19,020,900
287,050			Wells Fargo & Co.	17,415,325
				324,891,748
			Health Care—15.1%
425,000			Abbott Laboratories	24,254,750
335,000			AbbVie, Inc.	32,397,850
35,500			Aetna, Inc.	6,403,845
20,000			Allergan, PLC	3,271,600
168,669			Baxter International, Inc.	10,902,764
94,400		*	Centene Corp.	9,523,072
220,000			Gilead Sciences, Inc.	15,760,800
91,300			Hill-Rom Holdings, Inc.	7,695,677
270,625			Johnson & Johnson	37,811,725
250,000			Koninklijke Philips NV (ADR)	9,450,000
150,000			Medtronic, PLC	12,112,500
325,000			Merck & Co., Inc.	18,287,750
869,301			Pfizer, Inc.	31,486,082
298,100			Phibro Animal Health Corp. - Class "A"	9,986,350
64,162			Shire, PLC (ADR)	9,952,809
200,000			Thermo Fisher Scientific, Inc.	37,976,000
260,000			Zoetis, Inc.	18,730,400
				296,003,974
			Industrials—12.8%
125,000			3M Co.	29,421,250
155,800			Apogee Enterprises, Inc.	7,124,734
434,800		*	Gardner Denver Holdings, Inc.	14,752,764
600,000			General Electric Co.	10,470,000
209,700			Honeywell International, Inc.	32,159,592
131,700			Ingersoll-Rand, PLC	11,746,323
505,530			Johnson Controls International, PLC	19,265,748
20,000			Lockheed Martin Corp.	6,421,000
40,900			ManpowerGroup, Inc.	5,157,899
340,100			Masco Corp.	14,943,994
275,000		*	MasTec, Inc.	13,461,250
120,100			Owens Corning	11,041,994
440,000			Schneider National, Inc. - Class "B"	12,566,400
65,000			Snap-On, Inc.	11,329,500
55,000			Stanley Black & Decker, Inc.	9,332,950
585,000			Triton International, Ltd.	21,908,250
150,000			United Technologies Corp.	19,135,500
				250,239,148
			Information Technology—17.2%
310,000			Apple, Inc.	52,461,300
325,000			Applied Materials, Inc.	16,614,000
74,500		*	ARRIS International, PLC	1,913,905
60,000			Broadcom, Ltd.	15,414,000
900,000			Cisco Systems, Inc.	34,470,000
105,887		*	Dell Technologies, Inc.- Class "V"	8,606,495
149,709			DXC Technology Co.	14,207,384
250,000		*	eBay, Inc.	9,435,000
80,000		*	FleetCor Technologies, Inc.	15,394,400
583,775			Intel Corp.	26,947,054
625,000			Microsoft Corp.	53,462,500
180,000			NetApp, Inc.	9,957,600
100,000		*	NXP Semiconductors NV	11,709,000
350,000			Oracle Corp.	16,548,000
335,000			QUALCOMM, Inc.	21,446,700
400,000			Symantec Corp.	11,224,000
85,400			TE Connectivity, Ltd.	8,116,416
243,600			Travelport Worldwide, Ltd.	3,183,852
75,000			Western Digital Corp.	5,964,750
				337,076,356
			Materials—2.4%
285,000			International Paper Co.	16,512,900
60,000			Praxair, Inc.	9,280,800
135,000			RPM International, Inc.	7,076,700
200,000			Sealed Air Corp.	9,860,000
70,000			Trinseo SA	5,082,000
				47,812,400
			Real Estate—2.1%
725,000			Brixmor Property Group, Inc. (REIT)	13,528,500
225,000			GGP, Inc. (REIT)	5,262,750
76,530			Real Estate Select Sector SPDR Fund (ETF)	2,520,898
450,300			Tanger Factory Outlet Centers, Inc. (REIT)	11,937,453
373,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	8,119,890
				41,369,491
			Telecommunication Services—2.2%
530,000			AT&T, Inc.	20,606,400
425,000			Verizon Communications, Inc.	22,495,250
				43,101,650
			Utilities—.9%
450,000			Exelon Corp.	17,734,500
Total Value of Common Stocks (cost $1,087,213,545)				1,928,213,283
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%
			Federal Home Loan Bank:
$2,500	M		1.135%, 1/4/2018	2,499,823
5,000	M		1.16%, 1/16/2018	4,997,510
8,000	M		1.27%, 1/30/2018	7,992,032
7,000	M		1.275%, 1/30/2018	6,993,028
Total Value of Short-Term U.S. Government Agency Obligations (cost $22,481,963)				22,482,393
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.2%
			U.S. Treasury Bills:
1,500	M		1.085%, 1/4/2018	1,499,906
3,000	M		1.222%, 1/25/2018	2,997,651
Total Value of Short-Term U.S. Government Obligations (cost $4,497,419)				4,497,557

Total Value of Investments (cost $1,114,192,927)	99.7%	1,955,193,233
Other Assets, Less Liabilities	.3	5,013,002
Net Assets	100.0%	$1,960,206,235

7

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $1,119,213,184. Accumulated net unrealized appreciation on investments was $835,980,049, consisting of $860,283,043 gross unrealized appreciation and $24,302,994 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,928,213,283	$-	$-	$1,928,213,283
Short-Term U.S Government Agency Obligations	-	22,482,393	-	22,482,393
Short-Term U.S Government Obligations	-	4,497,557	-	4,497,557
Total Investments in Securities*	$1,928,213,283	$26,979,950	$-	$1,955,193,233

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
December 31, 2017

Shares		Security	Value
		COMMON STOCKS—92.5%
		Consumer Discretionary—11.4%
391		Autoliv, Inc.	$49,688
5,729	*	CarMax, Inc.	367,401
1,198		CBS Corp. - Class “B”	70,682
5,650		Choice Hotels International, Inc.	438,440
6,140		D.R. Horton, Inc.	313,570
3,705	*	Dollar Tree, Inc.	397,584
2,453		Expedia, Inc.	293,796
3,737		General Motors Corp.	153,180
2,547		Genuine Parts Co.	241,990
450,339	*	Global Brands Group Holding, Ltd. (Hong Kong)	36,890
5,767		Goodyear Tire & Rubber Co.	186,332
4,666		Harley-Davidson, Inc.	237,406
5,423		Hilton, Inc.	433,081
4,087		Home Depot, Inc.	774,609
2,304		Las Vegas Sands Corp.	160,105
949		Marriott International, Inc.	128,808
2,413		McDonald’s Corp.	415,326
15,094		NIKE, Inc.	944,130
3,272	*	Norwegian Cruise Line Holdings. Inc.	174,234
269	*	NVR, Inc.	943,711
118		Priceline Group, Inc.	205,053
4,723		Ross Stores, Inc.	379,021
4,362		SES SA (Luxembourg)	68,091
2,918		Tapestry, Inc.	129,063
9,143		TJX Companies, Inc.	699,074
3,532		Toll Brothers, Inc.	169,607
2,302		Tractor Supply Co.	172,074
6,500	*	Under Armour, Inc.	93,795
3,399	*	Wayfair, Inc.- Class “A”	272,838
255		Whirlpool Corp.	43,003
909		Wyndham Worldwide Corp.	105,326
3,755		Wynn Resorts, Ltd.	633,055
5,125		Yum! Brands, Inc.	418,251
			10,149,214
		Consumer Staples—5.5%
10,512		Altria Group, Inc.	750,662
3,580		British American Tobacco, PLC (United Kingdom)	242,546
1,796		Campbell Soup Co.	86,406
482	*	Cimpress NV	57,782
10,623		Coca-Cola Co.	487,383
7,866		Colgate-Palmolive Co.	593,490
2,809		Costco Wholesale Corp.	522,811
7,559		Coty, Inc. - Class “A”	150,349
2,954	*	Delivery Hero AG (Germany)	116,963
18,877		Diageo, PLC (United Kingdom)	694,513
2,079		Hershey Co.	235,987
3,902	*	Hostess Brands, Inc.	57,789
541		J.M. Smucker Co.	67,214
1,365		Kellogg Co.	92,793
9,143		Kroger Co.	250,975
3,585	*	Monster Beverage Corp.	226,895
5,344	*	Simply Good Foods Co.	76,205
2,259		Walgreens Boots Alliance, Inc.	164,049
			4,874,812
		Energy—2.2%
3,474		Anadarko Petroleum Corp.	186,345
4,227		Canadian Natural Resources, Ltd. (Canada)	150,988
1,314		Cimarex Energy Co.	160,321
4,176	*	Diamondback Energy, Inc.	527,220
3,633		Halliburton Co.	177,545
1,653		Hess Corp.	78,468
1,893		HollyFrontier Corp.	96,959
8,120	*	Laredo Petroleum, Inc.	86,153
5,484		Marathon Oil Corp.	92,844
566		Marathon Petroleum Corp.	37,345
8,467	*	Newfield Exploration Co.	266,965
576		Pioneer Natural Resources Co.	99,562
5,923	*	Southwestern Energy Co.	33,050
			1,993,765
		Financials—18.6%
5,155		Aflac, Inc.	452,506
283	*	Alleghany Corp.	168,693
1,898		Allstate Corp.	198,740
12,193		American Express Co.	1,210,887
3,631		American International Group, Inc.	216,335
3,919		Arthur J. Gallagher & Co.	247,994
2,200		Bank of the Ozarks	106,590
2,011	*	Berkshire Hathaway, Inc. - Class “B”	398,620
1,096		BlackRock, Inc.	563,026
801	*	Brighthouse Financial, Inc.	46,971
5,447		Chubb, Ltd.	795,970
12,259		Citigroup, Inc.	912,192
11,421		CNO Financial Group, Inc.	281,984
4,822		Comerica, Inc.	418,598
1,008	*	Credit Acceptance Corp.	326,068
1,683		FactSet Research Systems, Inc.	324,415
538		Fairfax Financial Holdings, Ltd. (Canada)	286,480
344		First Citizens BancShares, Inc.	138,632
2,674		First Republic Bank	231,675
5,393		FNF Group	211,621
4,157		IBERIABANK Corp.	322,167
13,200	*	J2 Acquisition, Ltd. (Virgin Islands)	132,000
13,725		KeyCorp	276,833
6,795		Lancashire Holdings, Ltd.	62,568
3,375		Lincoln National Corp.	259,436
4,769		M&T Bank Corp.	815,451
731	*	Markel Corp.	832,704
5,841		Marsh & McLennan Cos., Inc.	475,399
8,576		MetLife, Inc.	433,603
861		Moody’s Corp.	127,092
4,496	*	Ocelot Partners, Ltd. (Virgin Islands)	43,162
10,101		People’s United Financial, Inc.	188,889
8,406		PNC Financial Services Group, Inc.	1,212,902
1,368		Principal Financial Group, Inc.	96,526
1,919		Reinsurance Group of America, Inc.	299,230
3,189		RenaissanceRe Holdings	400,507
8,422	*	SLM Corp.	95,169
7,512		Synchrony Financial	290,038
12,408		TD Ameritrade Holding Corp.	634,421
999		Travelers Cos., Inc.	135,504
4,384		Unum Group	240,638
7,553		Wells Fargo & Co.	458,241
252		White Mountain Insurance Group	214,523
15,500		XL Group, Ltd.	544,980
8,169		Zions Bancorp.	415,230
			16,545,210
		Health Care—12.6%
4,230	*	Acadia Healthcare Co., Inc.	138,025
2,940		Agilent Technologies, Inc.	196,892
3,935	*	Alkermes, PLC (Ireland)	215,363
745		Allergan, PLC	121,867
1,386	*	Alnylam Pharmaceuticals, Inc.	176,091
1,874	*	AMN Healthcare Services, Inc.	92,294
7,774		Baxter International, Inc.	502,511
2,514		Becton, Dickinson & Co.	538,147
1,232	*	BeiGene, Ltd. (China)	120,391
388	*	Biogen, Inc.	123,605
21,939		Bristol-Myers Squibb Co.	1,344,422
773		CVS Health Corp.	56,042
8,733		Cardinal Health, Inc.	535,071
1,228		Dentsply Sirona, Inc.	80,839
4,042	*	DexCom, Inc.	231,970
3,026	*	Edwards Lifesciences Corp.	341,060
822		Eli Lilly & Co.	69,426
6,982	*	Envision Healthcare Corp.	241,298
5,434	*	Exact Sciences Corp.	285,502
9,994	*	Hologic, Inc.	427,243
3,889	*	Ionis Pharmaceuticals, Inc.	195,617
4,797		Johnson & Johnson	670,237
2,179	*	Laboratory Corp. of America Holdings	347,572
4,744		McKesson Corp.	739,827
7,839		Medtronic, PLC	632,999
5,972		Merck & Co., Inc.	336,044
316		Mettler Toledo International, Inc.	195,768
5,271	*	Mylan NV (Netherlands)	223,016
18,899		Pfizer, Inc.	684,522
165		Regeneron Pharmaceuticals, Inc.	62,033
880		STERIS, PLC	76,974
3,327		Stryker Corp.	515,153
590		Teleflex, Inc.	146,804
7,332		Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	138,941
1,916		UnitedHealth Group, Inc.	422,401
			11,225,967
		Industrials—13.5%
2,802		Alaska Air Group, Inc.	205,975
6,125		Allison Transmission Holdings, Inc.	263,804
1,130		AMERCO	427,038
10,228		Canadian National Railway Co. (Canada)	843,383
2,780		Cintas Corp.	433,207
3,150	*	Clean Harbors, Inc.	170,730
7,555		CSX Corp.	415,601
654		Cummins, Inc.	115,523
1,613		Deere & Co.	252,451
2,370		Delta Air Lines, Inc.	132,720
799		Dover Corp.	80,691
1,793		Dun & Bradstreet Corp.	212,309
1,438		Eaton Corp., PLC	113,616
2,077		Equifax, Inc.	244,920
3,850		Fastenal Co.	210,556
13,031	*	Genesee & Wyoming, Inc. - Class “A”	1,025,931
3,417		Herman Miller, Inc.	136,851
235		Huntington Ingalls Industries, Inc.	55,389
3,839		IDEX Corp.	506,633
3,418		Ingersoll-Rand, PLC	304,851
565		J. B. Hunt Transport Services, Inc.	64,964
1,100		JetBlue Airways Corp.	24,574
5,995		Knight-Swift Transportation Holdings, Inc.	262,101
1,380		L3 Technologies, Inc.	273,033
2,915		Lennox International, Inc.	607,078
1,026		Lockheed Martin Corp.	329,397
10,135	*	Milacron Holdings Corp.	193,984
4,755		PACCAR, Inc.	337,985
6,172		Republic Services, Inc.	417,289
1,896		Rockwell Automation, Inc.	372,280
2,057		Royal Caribbean Cruises, Ltd.	245,359
8,643		Sanwa Holdings Corp. (Japan)	119,050
946		Southwest Airlines Co.	61,916
8,844		Steelcase, Inc.	134,429
4,180	*	TransUnion	229,733
1,342		UniFirst Corp.	221,296
4,862		Union Pacific Corp.	651,994
2,200	*	United Continental Holdings, Inc.	148,280
6,782		United Parcel Service, Inc. - Class “B”	808,075
348		Wabtec Corp.	28,338
1,947		Waste Connections, Inc.	138,120
3,655		Xylem, Inc.	249,271
			12,070,725
		Information Technology—16.4%
7,093	*	Acacia Communications, Inc.	256,979
3,846		Accenture, PLC - Class “A”	588,784
2,066	*	Adobe Systems, Inc.	362,046
972	*	Alibaba Group Holding, Ltd. (China)	167,602
711	*	Alphabet, Inc. - Class “C”	743,990
1,305		Amdocs, Ltd.	85,451
2,786	*	Arrow Electronics, Inc.	224,022
3,794		Atlassian Corp., PLC	172,703
6,223	*	Black Knight, Inc.	274,745
6,061		Booz Allen Hamilton Holdings Corp.	231,106
3,148		CDW Corp.	218,755
2,034		Cisco Systems, Inc.	77,902
2,408	*	CoStar Group, Inc.	715,056
3,722	*	Facebook, Inc. - Class “A”	656,784
3,237	*	FleetCor Technologies, Inc.	622,896
100	*	ForeScout Technologies, Inc.	3,189
12,458		Genpact, Ltd.	395,417
2,230		Global Payments, Inc.	223,535
2,497		Harris Corp.	353,700
1,616		International Business Machines Corp.	247,927
13,472	*	Just Eat, PLC (United Kingdom)	142,058
2,900	*	Keysight Technologies, Inc.	120,640
1,630		KLA-Tencor Corp.	171,264
9,715		Marvell Technology Group, Ltd.	208,581
1,695		Maxim Integrated Products, Inc.	88,615
3,667		Microchip Technology, Inc.	322,256
5,295		Micron Technology, Inc.	217,730
3,200	*	Microsemi Corp.	165,280
10,674		Microsoft Corp.	913,054
2,136		Motorola Solutions, Inc.	192,966
2,068		NVIDIA Corp.	400,158
5,468	*	PayPal Holdings, Inc.	402,554
5,991		QUALCOMM, Inc.	383,544
3,146		salesforce.com, Inc.	321,616
4,579	*	ServiceNow, Inc.	597,056
5,862		Silicon Motion Technology Corp. (ADR) (Taiwan)	310,452
4,816		TE Connectivity, Ltd.	457,713
6,138	*	Trade Desk, Inc. - Class “A”	280,691
4,052	*	Verisign, Inc.	463,711
4,376		Visa, Inc.	498,952
2,021		Western Digital Corp.	160,730
3,703		Workday, Inc. - Class “A”	376,743
7,057	*	Yandex NV - Class “A” (Russia)	231,117
6,150	*	Zillow Group, Inc. - Class “A”	250,551
7,315	*	Zillow Group, Inc. - Class “C”	299,330
			14,599,951
		Materials—4.6%
4,537	*	Alcoa Corp.	244,408
5,274		Ball Corp.	199,621
396		Bunge, Ltd.	26,564
1,030		Cabot Corp.	63,438
4,939		Celanese Corp. - Class “A”	528,868
3,420		CRH, PLC (Ireland)	122,687
2,691		Eastman Chemical Co.	249,294
6,696		International Paper Co.	387,966
3,679		Nucor Corp.	233,911
1,759		Packaging Corp. of America	212,047
1,097		PPG Industries, Inc.	128,152
2,150		Praxair, Inc.	332,562
5,831		Reliance Steel & Aluminum Co.	500,241
785		Sherwin-Williams Co.	321,881
6,013		Silgan Holdings, Inc.	176,722
1,420		Southern Copper Corp. (Peru)	67,379
2,480		Tenaris SA	79,013
1,857		Westlake Chemical Corp.	197,826
			4,072,580
		Real Estate—3.8%
2,559		American Tower Corp. (REIT)	365,093
1,875		AvalonBay Communities, Inc. (REIT)	334,519
4,565		Columbia Property Trust, Inc. (REIT)	104,767
3,041		Education Realty Trust, Inc. (REIT)	106,192
399		Federal Realty Investment Trust (REIT)	52,991
9,942		Host Hotels & Resorts, Inc. (REIT)	197,349
6,510		Kimco Realty Corp. (REIT)	118,157
510		Mid-America Apartment Communities, Inc. (REIT)	51,286
2,389		PS Business Park, Inc. (REIT)	298,840
3,275		Public Storage (REIT)	684,475
570		Simon Property Group, Inc. (REIT)	97,892
368		SL Green Realty Corp. (REIT)	37,142
17,946		STORE Capital Corp. (REIT)	467,314
929		Taubman Centers, Inc. (REIT)	60,784
2,501		UDR, Inc. (REIT)	96,339
4,333		Welltower, Inc. (REIT)	276,315
			3,349,455
		Telecommunication Services—1.2%
20,171		AT&T, Inc.	784,248
1,900		Nippon Telegraph & Telephone Corp. (Japan)	89,389
4,563		Verizon Communications, Inc.	241,520
			1,115,157
		Utilities—2.7%
2,298		CMS Energy Corp.	108,695
2,333		Dominion Energy, Inc.	189,113
2,671		Edison International	168,914
2,027		Eversourse Energy	128,066
5,930		Exelon Corp.	233,701
3,082		Iberdrola SA	95,342
5,736		NRG Energy, Inc.	163,361
4,056		OGE Energy Corp.	133,483
931		Pinnacle West Capital Corp.	79,303
1,071		Sempra Energy	114,511
9,322		Southern Co.	448,295
11,048		UGI Corp.	518,704
			2,381,488
Total Value of Common Stocks (cost $71,757,247)			82,378,324

PUT OPTIONS PURCHASED—.5%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
27	Expiration 3/16/2018	2,175.00	5,872,500	$8,640
29	Expiration 6/15/2018	2,525.00	7,322,500	123,888
31	Expiration 9/21/2018	2,325.00	7,207,500	121,520
26	Expiration 12/21/2018	2,400.00	6,240,000	167,700
Total Value of Put Options Purchased (premium paid $852,268)				$421,748

		WARRANTS—0%
		Financials
13,200	*	J2 Acquisition, Ltd. (Expires 10/10/2020) (Virgin Islands)	7,920
4,496	*	Ocelot Partners, Ltd. (Expires 3/8/2020) (Virgin Islands)	2,698
Total Value of Warrants (cost $177)			10,618

Total Value of Investments (cost $72,609,692)	93.0%	82,810,690
Other Assets, Less Liabilities	7.0	6,243,869
Net Assets	100.0%	$89,054,559

*	Non-income producing

At December 31, 2017, Hedged U.S. Equity Opportunities Fund has open foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Hedged U.S. Equity Opportunitiies Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
FBO	3/20/18	JPY	(8,518,000)	$75,598	$76,094	$496
MSD	3/21/18	EUR	(89,000)	106,786	105,253	(1,533)

Net Unrealized loss on open foreign exchange contracts						$(1,037)

A summary of abbreviations for counterparties to foeign currency contracts are as follows:
FBO	Barclays Capital, Inc.
MSD	Morgan Stanley

Summary of Abbreviations:

ADR	American Depositary Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

PUT OPTIONS WRITTEN—(.2)%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(27)	Expiration 3/16/2018	1,950.00	(5,265,000)	$(3,375)
(29)	Expiration 6/15/2018	2,325.00	(6,742,500)	(64,525)
(31)	Expiration 9/21/2018	2,075.00	(6,432,500)	(59,830)
(26)	Expiration 12/21/2018	2,150.00	(5,590,000)	(93,600)
Total Value of Put Options Written (premium received $435,016)				$(221,330)

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration	Notional Amounts	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
(61)	E-mini S&P 500	Mar. 2018	$(8,136,485)	$(8,161,921)	$(25,436)
(48)	E-mini Russell 2000 Index	Mar. 2018	(3,646,188)	(3,687,700)	(41,512)
(23)	MSCI EAFE Index	Mar. 2018	(2,320,530)	(2,352,369)	(31,839)
(17)	E-mini S&P MidCap 400	Mar. 2018	(3,208,735)	(3,234,566)	(25,381)
(13)	MSCI EM Index	Mar. 2018	(729,787)	(756,429)	(26,642)
(8)	FTSE 100 Index	Mar. 2018	(787,178)	(824,994)	(37,816)
(5)	S&P/TSE 60 Index	Mar. 2018	(750,427)	(761,655)	(11,228)
(Premium received $301)					$(199,854)

At December 31, 2017, the cost of investments for federal income tax purposes was $72,484,882.  Accumulated net unrealized appreciation on investments was $9,904,971, consisting of $11,622,409 gross unrealized appreciation and $1,717,438 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$82,378,324	$-	$-	$82,378,324
Put Options Purchased	421,748	-	-	421,748
Warrants	10,618	-	-	10,618
Total Investments in Securities*	$82,810,690	$-	$-	$82,810,690

Liabilities
Put Options Written	$(221,330)	$-	$-	$(221,330)
Futures Contracts	(200,155)	-	-	(200,155)
	$(421,485)	$-	$-	$(421,485)

Other Financial Instruments**	$(1,037)	$-	$-	$(1,037)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2017

Shares or Principal Amount			Security		Value
			COMMON STOCKS—95.1%
			United Kingdom—15.7%
246,739			British American Tobacco, PLC		$16,716,662
59,820			DCC, PLC		6,029,167
194,074			Diageo, PLC		7,140,276
1,458,985			Domino's Pizza Group, PLC		6,809,752
127,526			Reckitt Benckiser Group, PLC		11,913,056
347,470			RELX NV		7,990,092
838,202			Rentokil Initial, PLC		3,598,793
					60,197,798
			United States—14.6%
46,761			Accenture, PLC - Class "A"		7,158,641
43,948			Aptiv, PLC		3,728,109
80,734			Mastercard, Inc. - Class "A"		12,219,898
109,623			Philip Morris International, Inc.		11,581,670
7,483		*	Priceline Group, Inc.		13,003,508
72,539			Visa, Inc. - Class "A"		8,270,897
					55,962,723
			India—7.4%
521,994			HDFC Bank, Ltd.		15,312,860
484,107			Housing Development Finance Corp., Ltd.		12,972,725
					28,285,585
			Canada—7.1%
228,306			Alimentation Couche-Tard, Inc. - Class "B"		11,912,960
89,712			Canadian National Railway Co.		7,397,493
13,048			Constellation Software, Inc.		7,909,974
					27,220,427
			France—7.0%
36,869			Essilor International SA		5,085,059
17,299			L'Oreal SA		3,838,849
17,110			LVMH Moet Hennessy Louis Vuitton SE		5,037,908
28,668			Sodexo SA		3,854,206
30,358			Teleperformance		4,350,959
18,246			Unibail-Rodamco SE		4,597,404
					26,764,385
			Switzerland—5.7%
125,068			Nestle SA		10,755,501
27,166			Roche Holding AG - Genusscheine		6,871,999
232,507			UBS Group AG		4,280,543
					21,908,043
			Japan—5.1%
31,910			Daito Trust Construction Co., Ltd.	(a)	6,506,610
6,777			Keyence Corp.	(a)	3,796,443
40,800			Shimano, Inc.	(a)	5,739,339
139,100			Unicharm Corp.	(a)	3,616,538
					19,658,930
			Spain—5.0%
40,780			Aena SA		8,269,126
187,891			Grifols SA - Class "A"		5,506,380
150,656			Industria de Diseno Textil SA		5,250,292
					19,025,798
			Ireland—4.9%
1,230,565			AIB Group, PLC		8,120,690
88,719			Paddy Power Betfair, PLC		10,559,758
					18,680,448
			Netherlands—3.4%
230,514			Unilever NV - CVA		12,986,880
			Germany—3.2%
33,702			HeidelbergCement AG		3,649,459
78,350			SAP SE		8,785,045
					12,434,504
			China—3.2%
70,722		*	Alibaba Group Holding, Ltd. (ADR)		12,194,594
			Belgium—2.5%
86,292			Anheuser-Busch InBev SA		9,642,415
			Taiwan—2.4%
230,400			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		9,135,360
			South Africa—1.8%
24,466			Naspers, Ltd.	(a)	6,824,180
			Brazil—1.4%
817,660			Ambev SA (ADR)		5,282,084
			Israel—1.4%
50,470		*	Check Point Software Technologies, Inc.		5,229,701
			Hong Kong—1.2%
92,176			Tencent Holdings, Ltd.		4,789,988
			Mexico—1.1%
44,288			Fomento Economico Mexicana SAB de CV - Class "B" (ADR)		4,158,643
			Australia—1.0%
33,362			CSL, Ltd.		3,678,139
Total Value of Common Stocks (cost $256,425,224)					364,060,625
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—4.6%
			United States
			Federal Home Loan Bank:
$3,000	M		1.135%, 1/4/2018		2,999,787
5,000	M		1.25%, 1/16/2018		4,997,510
2,000	M		1.27%, 1/30/2018		1,998,008
7,500	M		1.25%, 2/2/2018		7,491,540
Total Value of Short-Term U.S. Government Agency Obligations (cost $17,486,722)					17,486,845

Total Value of Investments (cost $273,911,946)	99.7%	381,547,470
Other Assets, Less Liabilities	.3	1,166,949
Net Assets	100.0%	$382,714,419

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2017, the cost of investments for federal income tax purposes was $274,414,476. Accumulated net unrealized appreciation on investments was $107,132,994, consisting of $109,841,873 gross unrealized appreciation and $2,708,879 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$60,197,798	$-	$-	$60,197,798
United States	55,962,723	-	-	55,962,723
India	28,285,585	-	-	28,285,585
Canada	27,220,427	-	-	27,220,427
France	26,764,385	-	-	26,764,385
Switzerland	21,908,043	-	-	21,908,043
Japan	19,658,930	-	-	19,658,930
Spain	19,025,798	-	-	19,025,798
Ireland	18,680,448	-	-	18,680,448
Netherlands	12,986,880	-	-	12,986,880
Germany	12,434,504	-	-	12,434,504
China	12,194,594	-	-	12,194,594
Belgium	9,642,415	-	-	9,642,415
Taiwan	9,135,360	-	-	9,135,360
South Africa	6,824,180	-	-	6,824,180
Brazil	5,282,084	-	-	5,282,084
Israel	5,229,701	-	-	5,229,701
Hong Kong	4,789,988	-	-	4,789,988
Mexico	4,158,643	-	-	4,158,643
Australia	3,678,139	-	-	3,678,139
Short-Term U.S. Government Agency Obligations	-	17,486,845	-	17,486,845
Total Investments in Securities	$364,060,625	$17,486,845	$-	$381,547,470

During the period ended December 31, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A).  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LONG SHORT FUND
December 31, 2017

Shares		Security		Value
		COMMON STOCKS—83.9%
		Consumer Discretionary—11.2%
17,165		Comcast Corp.	(a)	687,458
6,530	*	Dollar Tree, Inc.		700,734
33,970	*	Floor & Decor Holdings, Inc.	(a)	1,653,660
28,014		Lowe's Cos., Inc.	(a)	2,603,621
11,602	*	Lululemon Athletica, Inc.		911,801
				6,557,274
		Consumer Staples—1.0%
7,368		Molson Coors Brewing Co.	(a)	604,692
		Energy—4.2%
37,875		ConocoPhillips	(a)	2,078,959
26,343	*	NCS Multistage Holdings, Inc.	(a)	388,296
				2,467,255
		Financials—19.7%
26,551		Citigroup, Inc.	(a)	1,975,660
52,054		Citizens Financial Group, Inc.	(a)	2,185,227
25,502		Comerica, Inc.		2,213,829
24,036		Intercontinental Exchange, Inc.	(a)	1,695,980
68,420		Sterling Bancorp		1,683,132
27,222		SunTrust Banks, Inc.	(a)	1,758,269
				11,512,097
		Health Care—6.7%
6,958	*	Agios Pharmaceuticals, Inc.		397,789
4,674	*	Biogen, Inc.		1,488,996
3,623	*	BioMarin Pharmaceutical, Inc		323,063
3,433		Humana, Inc.		851,624
10,650		Medtronic, PLC	(a)	859,987
				3,921,459
		Industrials—15.9%
13,870		Allison Transmission Holdings, Inc.		597,381
8,950		Caterpillar, Inc.		1,410,341
13,740		Deere & Co.		2,150,447
12,879		Eaton Corp., PLC	(a)	1,017,570
9,512		Honeywell International, Inc.		1,458,760
13,329		Parker Hannifin Corp.	(a)	2,660,202
				9,294,701
		Information Technology—16.3%
593	*	Alphabet, Inc. - Class "C"	(a)	620,515
51,312		Cisco Systems, Inc.	(a)	1,965,250
13,355	*	CoreLogic, Inc.		617,134
58,617		Cypress Semiconductor Corp.	(a)	893,323
18,123		DXC Technology Co.	(a)	1,719,873
51,474	*	eBay, Inc.	(a)	1,942,629
13,806		Motorola Solutions, Inc.	(a)	1,247,234
5,245		Skyworks Solutions, Inc.		498,013
				9,503,971
		Materials—4.5%
23,105		Steel Dynamics, Inc.		996,519
49,685		U.S. Silica Holdings, Inc.		1,617,744
				2,614,263
		Real Estate—2.3%
20,645		Prologis, Inc.(REIT)		1,331,809
		Telecommunication Services—2.1%
30,797		AT&T, Inc.	(a)	1,197,387
Total Value of Common Stocks (cost $44,028,321)				49,004,908
		SECURITIES SOLD SHORT—(40.3)%
		Consumer Discretionary—(5.8)%
(15,530)	*	Altice USA, Inc. - Class "A"		$(329,702)
(16,693)		Cheesecake Factory, Inc.		(804,269)
(29,451)		Hanesbrands, Inc.		(615,820)
(30,051)		Macy's, Inc.		(756,985)
(5,278)		Omnicom Group, Inc.		(384,397)
(6,385)		VF Corp.		(472,490)
				(3,363,663)
		Consumer Staples—(3.3)%
(6,146)		Craker Barrel Old Country Store, Inc.		(976,538)
(3,535)		Dr. Pepper Snapple Group, Inc.		(343,107)
(14,060)		Interpublic Group of Cos., Inc.		(283,450)
(3,870)	*	Post Holdings, Inc.		(306,620)
				(1,909,715)
		Financials—(1.8)%
(14,003)		United Bankshares, Inc.		(486,604)
(25,508)		Waddell & Reed Financial, Inc. - Class "A"		(569,849)
				(1,056,453)
		Health Care—(7.6)%
(2,794)		Allergan, PLC		(457,043)
(5,725)	*	Bioverativ, Inc.		(308,692)
(8,095)	*	LifePoint Health, Inc.		(403,131)
(9,746)		Merck & Co., Inc.		(548,407)
(1,410)	*	Regeneron Pharmaceuticals, Inc.		(530,104)
(13,942)		Roche Holdings, Inc.		(440,288)
(7,711)		Sanofi		(331,573)
(4,973)	*	United Therapeutics Corp.		(735,755)
(3,574)	*	Waters Corp.		(690,461)
				(4,445,454)
		Industrials—(7.8)%
(5,215)		Canadian National Railway Co.		(430,238)
(2,393)		Dun & Bradstreet Corp.		(283,355)
(2,735)		Equifax, Inc.		(322,511)
(16,034)		Fluor Corp.		(828,156)
(8,622)		Graco, Inc.		(389,887)
(10,859)	*	HD Supply Holdings. Inc.		(434,686)
(4,108)		MSC Industrial Direct Co., Inc.		(397,079)
(10,715)		Ritchie Bros Auctioneers, Inc.		(320,700)
(4,188)	*	Stericycle, Inc.		(284,742)
(6,765)	*	United Continental Holdings, Inc.		(455,961)
(1,827)		W.W. Grainger, Inc.		(431,629)
				(4,578,944)
		Information Technology—(11.3)%
(13,675)	*	Acxiom Corp.		(376,883)
(10,011)		Amdocs, Ltd.		(655,520)
(2,552)	*	athenahealth, Inc.		(339,518)
(127,228)		AU Optronics Corp.		(529,269)
(5,651)	*	Blackline, Inc.		(185,353)
(3,987)		Cognizant Technology Solutions Corp.		(283,157)
(23,500)		Convergys Corp.		(552,250)
(3,720)	*	Electronic Arts, Inc.		(390,823)
(32,545)		HP Enterprise Co.		(467,346)
(33,339)	*	Infinera Corp.		(211,036)
(18,684)		Infosys, Ltd. (ADR)		(303,055)
(36,466)		LG Display Co., Ltd.		(501,772)
(6,835)	*	Square, Inc. - Class "A"		(236,969)
(12,800)		Thomson Reuters Corp.		(557,952)
(19,515)	*	TrueCar, Inc.		(218,568)
(26,700)	*	Workiva, Inc.		(571,380)
(7,483)	*	Zendesk, Inc.		(253,225)
				(6,634,076)
		Materials—(2.7)%
(6,235)		International Paper Co.		(361,256)
(17,130)	*	Owens-Illinois, Inc.		(379,772)
(3,555)		Packaging Corp. of America		(428,555)
(6,235)		WestRock Co.		(394,114)
				(1,563,697)
Total Value of Securities Sold Short (proceeds $22,580,384)				(23,552,002)

Total Value of Investments (cost $21,447,937)	43.6%	25,452,906
Other Assets, Less Liabilities	56.4	32,975,833
Net Assets	100.0%	$58,428,739

*	Non-income producing

(a)	A portion or all of the security has been pledged to cover collateral requirements on securities sold short.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $21,557,690. Accumulated net unrealized appreciation on investments was 3,895,216, consisting of $5,926,013 gross unrealized appreciation and $2,030,797 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$49,004,908	$-	$-	$49,004,908

Liabilities
Securities Sold Short*	$(23,552,002)	$-	$-	$(23,552,002)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

OPPORTUNITY FUND

December 31, 2017

Shares or Principal Amount			Security	Value
			COMMON STOCKS—99.4%
			Consumer Discretionary—22.0%
330,000			Acushnet Holdings Corp.	$6,956,400
70,000			Aptiv, PLC	5,938,100
170,000			Aramark Holdings Corp.	7,265,800
175,000		*	Belmond, Ltd. - Class "A"	2,143,750
225,000			Big Lots, Inc.	12,633,750
130,000			BorgWarner, Inc.	6,641,700
160,900			Dana Holding Corp.	5,150,409
353,200			DSW, Inc. - Class "A"	7,562,012
185,000		*	Fox Factory Holding Corp.	7,187,250
124,700		*	Helen of Troy, Ltd.	12,014,845
95,000			HSN, Inc.	3,833,250
165,000			L Brands, Inc.	9,936,300
40,000			Lear Corp.	7,066,400
160,000		*	LKQ Corp.	6,507,200
131,500			Magna International, Inc.	7,452,105
90,000			Meredith Corp.	5,944,500
360,000		*	Michaels Cos., Inc.	8,708,400
165,000			Newell Brands, Inc.	5,098,500
95,000			Nordstrom, Inc.	4,501,100
104,800			Oxford Industries, Inc.	7,879,912
129,000			Penske Automotive Group, Inc.	6,172,650
25,000			Ralph Lauren Corp.	2,592,250
21,500			Ross Stores, Inc.	1,725,375
200,000			Ruth's Hospitality Group, Inc.	4,330,000
340,000		*	ServiceMaster Holdings, Inc.	17,431,800
200,000		*	Sleep Number Corp.	7,518,000
247,500			Tapestry, Inc.	10,946,925
200,000		*	Taylor Morrison Home Corp. - Class "A"	4,894,000
500,000		*	TRI Pointe Group, Inc.	8,960,000
189,400			Tupperware Brands Corp.	11,875,380
30,000			Whirlpool Corp.	5,059,200
475,000		*	William Lyon Homes - Class "A"	13,813,000
170,200			Wolverine World Wide, Inc.	5,425,976
102,000			Wyndham Worldwide Corp.	11,818,740
				252,984,979
			Consumer Staples—6.0%
254,500			B&G Foods, Inc.	8,945,675
85,000			ConAgra Brands, Inc.	3,201,950
513,725			Koninklijke Ahold Delhaize NV (ADR)	11,307,087
21,700			McCormick & Co., Inc.	2,211,447
110,000			Nu Skin Enterprises, Inc. - Class "A"	7,505,300
289,000		*	Performance Food Group Co.	9,565,900
175,000			Pinnacle Foods, Inc.	10,407,250
101,661			Tootsie Roll Industries, Inc.	3,700,460
385,000		*	U.S. Foods Holding Corp.	12,293,050
				69,138,119
			Energy—3.0%
30,100		*	Dril-Quip, Inc.	1,435,770
80,000			EOG Resources, Inc.	8,632,800
90,000			EQT Corp.	5,122,800
85,000			Hess Corp.	4,034,950
80,000			National Oilwell Varco, Inc.	2,881,600
282,800			PBF Energy, Inc. - Class "A"	10,025,260
120,000		*	ProPetro Holding Corp.	2,419,200
				34,552,380
			Financials—14.3%
75,600			Ameriprise Financial, Inc.	12,811,932
220,000			Berkshire Hills Bancorp, Inc.	8,052,000
500,000			Citizens Financial Group, Inc.	20,990,000
65,000			Comerica, Inc.	5,642,650
230,000			Discover Financial Services	17,691,600
392,750			Financial Select Sector SPDR Fund (ETF)	10,961,653
150,500			First Republic Bank	13,039,320
91,250			Great Western Bancorp, Inc.	3,631,750
139,200			IBERIABANK Corp.	10,788,000
57,750			iShares Core S&P Mid-Cap ETF (ETF)	10,959,795
77,500			iShares Russell 2000 ETF (ETF)	11,815,650
120,000			Nasdaq, Inc.	9,219,600
200,000			SPDR S&P Regional Banking (ETF)	11,770,000
440,000			Sterling Bancorp	10,824,000
250,000			Waddell & Reed Financial, Inc. - Class "A"	5,585,000
				163,782,950
			Health Care—10.1%
35,000			Allergan, PLC	5,725,300
30,000		*	AMN Healthcare Services, Inc.	1,477,500
221,300		*	Centene Corp.	22,324,744
100,000		*	Charles River Laboratories International, Inc.	10,945,000
140,000			Gilead Sciences, Inc.	10,029,600
151,200			Hill-Rom Holdings, Inc.	12,744,648
350,500			Phibro Animal Health Corp. - Class "A"	11,741,750
319,400		*	Prestige Brands, Inc.	14,184,554
75,000			Quest Diagnostics, Inc.	7,386,750
105,000			Thermo Fisher Scientific, Inc.	19,937,400
				116,497,246
			Industrials—15.1%
260,000			A.O. Smith Corp.	15,932,800
220,500			Apogee Enterprises, Inc.	10,083,465
157,500		*	Atkore International Group Co.	3,378,375
195,000			ESCO Technologies, Inc.	11,748,750
11,000		*	Evoqua Water Technologies Corp	260,810
381,300		*	Gardner Denver Holdings, Inc.	12,937,509
85,000			Ingersoll-Rand, PLC	7,581,150
82,500			J. B. Hunt Transport Services, Inc.	9,485,850
247,200			Korn/Ferry International	10,229,136
40,900			ManpowerGroup, Inc.	5,157,899
377,000			Masco Corp.	16,565,380
250,000		*	MasTec, Inc.	12,237,500
80,000			Owens Corning	7,355,200
29,000			Roper Technologies, Inc.	7,511,000
450,000			Schneider National, Inc.	12,852,000
40,000			Snap-On, Inc.	6,972,000
50,000			Stanley Black & Decker, Inc.	8,484,500
410,000			Triton International, Ltd.	15,354,500
				174,127,824
			Information Technology—14.0%
95,000		*	ARRIS International, PLC	2,440,550
103,000			Belden, Inc.	7,948,510
50,000			Broadcom, Ltd.	12,845,000
200,000			Cypress Semiconductor Corp.	3,048,000
90,000		*	Fiserv, Inc.	11,801,700
75,000		*	FleetCor Technologies, Inc.	14,432,250
50,000			Juniper Networks, Inc.	1,425,000
70,000			Lam Research Corp.	12,884,900
128,200			Methode Electronics, Inc.	5,140,820
118,300		*	Microsemi Corp.	6,110,195
45,000			MKS Instruments, Inc.	4,252,500
220,000			NetApp, Inc.	12,170,400
124,800		*	NETGEAR, Inc.	7,332,000
85,000			Silicon Motion Technology Corp. (ADR)	4,501,600
265,000			Symantec Corp.	7,435,900
36,900			TE Connectivity, Ltd.	3,506,976
71,200		*	Tech Data Corp.	6,975,464
190,000			Technology Select Sector SPDR Fund (ETF)	12,150,500
685,000			Travelport Worldwide, Ltd.	8,952,950
70,000			Western Digital Corp.	5,567,100
100,000		*	Zebra Technologies Corp. - Class "A"	10,380,000
				161,302,315
			Materials—8.2%
200,000		*	Berry Global Group, Inc.	11,734,000
36,400			Eastman Chemical Co.	3,372,096
185,600		*	Ferro Corp.	4,378,304
150,000			FMC Corp.	14,199,000
115,000			Greif, Inc.	6,966,700
85,000			KMG Chemicals, Inc.	5,616,800
40,000			Praxair, Inc.	6,187,200
160,000			Sealed Air Corp.	7,888,000
477,168		*	Summit Materials, Inc. - Class "A"	15,002,162
149,000			Trinseo SA	10,817,400
350,000		*	Venator Materials, PLC	7,742,000
				93,903,662
			Real Estate—4.6%
540,000			Brixmor Property Group, Inc. (REIT)	10,076,400
150,000			Douglas Emmett, Inc. (REIT)	6,159,000
65,000			Federal Realty Investment Trust (REIT)	8,632,650
250,000			GGP, Inc. (REIT)	5,847,500
55,658			Real Estate Select Sector SPDR Fund (ETF)	1,833,375
403,700			RLJ Lodging Trust (REIT)	8,869,289
47,044			Sunstone Hotel Investors, Inc. (REIT)	777,637
390,300			Tanger Factory Outlet Centers, Inc. (REIT)	10,346,853
				52,542,704
			Utilities—2.1%
4,100			Black Hills Corp.	246,451
165,200			NiSource, Inc.	4,240,684
144,800			Portland General Electric Co.	6,599,984
200,000			WEC Energy Group, Inc.	13,286,000
				24,373,119
Total Value of Common Stocks (cost $751,052,977)				1,143,205,298
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
			Federal Home Loan Bank:
$8,000	M		1.135%, 1/4/2018	7,999,432
5,000	M		1.25%, 1/16/2018	4,997,510
4,500	M		1.27%, 1/30/2018	4,495,518
Total Value of Short-Term U.S. Government Agency Obligations (cost $17,492,032)				17,492,460

Total Value of Investments (cost $768,545,009)	100.9%	1,160,697,758
Other Assets, Less Liabilities	(.9)	(10,298,763)
Net Assets	100.0%	$1,150,398,995

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $768,748,352. Accumulated net unrealized appreciation on investments was $391,949,406, consisting of $406,053,493 gross unrealized appreciation and $14,104,087 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,143,205,298	$-	$-	$1,143,205,298
Short-Term U.S Government Agency Obligations	-	17,492,460	-	17,492,460
Total Investments in Securities*	$1,143,205,298	$17,492,460	$-	$1,160,697,758

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

REAL ESTATE FUND

December 31, 2017

Shares		Security	Value
		COMMON STOCKS—94.9%
		Apartments REITs—11.0%
18,517		Apartment Investment & Management Co. - Class "A"	$809,378
26,967		AvalonBay Communities, Inc.	4,811,183
8,927		Camden Property Trust	821,820
62,581		Equity Residential Properties	3,990,790
5,741		Essex Property Trust, Inc.	1,385,705
18,696		Mid-America Apartment Communities, Inc.	1,880,070
8,351		UDR, Inc.	321,681
			14,020,627
		Diversified REITs—4.0%
7,564		CoreCivic, Inc.	170,190
2,812		Digital Realty Trust, Inc.	320,287
30,516		Duke Realty Corp.	830,340
35,370		Forest City Realty Trust, Inc.	852,417
37,558		Vornado Realty Trust	2,936,284
			5,109,518
		Health Care REITs—11.5%
137,341		HCP, Inc.	3,581,853
1,630		Healthcare Realty Trust, Inc.	52,356
3,260		Healthcare Trust of America, Inc.	97,930
3,528		LTC Properties, Inc.	153,644
63,430		Omega Heathcare Investors, Inc.	1,746,862
19,176	*	Quality Care Properties, Inc.	264,821
96,883		Sabra Health Care REIT, Inc.	1,818,494
43,379		Senior Housing Properties Trust	830,708
50,604		Ventas, Inc.	3,036,746
48,051		Welltower, Inc.	3,064,212
			14,647,626
		Hotels REITs—3.0%
16,612		Hospitality Properties Trust	495,868
81,104		Host Hotels & Resorts, Inc.	1,609,914
17,324		LaSalle Hotel Properties	486,285
49,300		RLJ Lodging Trust	1,083,121
7,948		Sunstone Hotel Investors, Inc.	131,381
			3,806,569
		Infrastructure REITs—4.0%
3,048		CorEnergy Infrastructure Trust, Inc.	116,434
1,700		Crown Castle International Corp.	188,717
272,031		Uniti Group, Inc.	4,839,432
			5,144,583
		Manufactured Homes REITs—3.2%
30,559		Equity LifeStyle Properties, Inc.	2,720,362
14,371		Sun Communities, Inc.	1,333,341
			4,053,703
		Office Property REITs—7.8%
9,051		Alexandria Real Estate Equities, Inc.	1,181,970
33,194		Boston Properties, Inc.	4,316,216
5,700		Brandywine Realty Trust	103,683
14,800		City Office REIT, Inc.	192,548
17,825		Corporate Office Properties Trust	520,490
5,120		Douglas Emmett, Inc.	210,227
7,040		Empire State Realty Trust, Inc. - Class "A"	144,531
20,515	*	Equity Commonwealth	625,913
424		Franklin Street Properties Corp.	4,554
16,729		JBG SMITH Properties	580,998
10,665		Mack-Cali Realty Corp.	229,937
43,470		New York REIT, Inc.	170,837
14,867		Paramount Group, Inc.	235,642
12,680		Piedmont Office Realty Trust, Inc. - Class "A"	248,655
5,912		SL Green Realty Corp.	596,698
29,565		Tier REIT, Inc.	602,830
			9,965,729
		Real Estate Services—1.8%
70,531	*	Marcus & Millichap, Inc.	2,300,016
		Regional Malls REITs—27.6%
167,794		CBL & Associates Properties, Inc.	949,714
311,420		GGP, Inc.	7,284,114
82,992		Macerich Co.	5,450,915
64,870		Pennsylvania REIT	771,304
70,585		Simon Property Group, Inc.	12,122,268
155,653		Tanger Factory Outlet Centers, Inc.	4,126,361
60,555		Taubman Centers, Inc.	3,962,114
56,320		Washington Prime Group, Inc.	400,998
			35,067,788
		Shopping Centers REITs—2.4%
1,282		Acadia Realty Trust	35,076
13,400		Brixmor Property Group, Inc.	250,044
5,800		Cedar Realty Trust, Inc.	35,264
68,076		DDR Corp.	609,961
3,713		Federal Realty Investment Trust	493,124
16,971		Kimco Realty Corp.	308,024
7,090		Kite Realty Group Trust	138,964
2,580		Ramco-Gershenson Properties Trust	38,003
5,202		Regency Centers Corp.	359,874
57,523		Retail Properties of America, Inc. - Class "A'	773,109
995		Weingarten Realty Investors	32,706
			3,074,149
		Single Tenant REITs—2.7%
104,862		Select Income REIT	2,635,182
20,266		Spirit Realty Capital, Inc.	173,882
18,922		STORE Capital Corp.	492,729
8,000		VEREIT, Inc.	62,320
			3,364,113
		Specialized REITs—.7%
37,200		OUTFRONT Media, Inc.	863,040
		Storage REITs—13.8%
118,146		CubeSmart	3,416,782
39,661		Extra Space Storage, Inc.	3,468,355
1,459		Iron Mountain, Inc.	55,048
35,332		Life Storage, Inc.	3,147,021
36,012		Public Storage	7,526,508
			17,613,714
		Student Housing REITs—.2%
7,292		American Campus Communities, Inc.	299,191
		Warehouse/Industrial REITs—1.2%
1,260		DCT Industrial Trust, Inc.	74,063
684		EastGroup Properties, Inc.	60,452
3,320		First Industrial Realty Trust, Inc.	104,480
2,737		Liberty Property Trust	117,718
17,840		Prologis, Inc.	1,150,858
			1,507,571

Total Value of Common Stocks (cost $119,494,194)	94.9%	120,837,937
Other Assets, Less Liabilities	5.1	6,458,147
Net Assets	100.0%	$127,296,084

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REITs Real Estate Investment Trusts

At December 31, 2017, the cost of investments for federal income tax purposes was $119,494,194. Accumulated net unrealized appreciation on investments was $1,343,743, consisting of $6,874,060 gross unrealized appreciation and $5,530,318 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$120,837,937	$-	$-	$120,837,937

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2017

Shares or Principal Amount			Security	Value
			COMMON STOCKS—98.9%
			Consumer Discretionary—13.1%
113,000			Home Depot, Inc.	$21,416,890
151,448			Las Vegas Sands Corp.	10,524,121
77,800			Lear Corp.	13,744,148
89,800			McDonald's Corp.	15,456,376
104,500			PVH Corp.	14,338,445
				75,479,980
			Consumer Staples—6.5%
78,110			Procter & Gamble Co.	7,176,747
264,000			Sysco Corp.	16,032,720
147,600			Wal-Mart Stores, Inc.	14,575,500
				37,784,967
			Energy—1.0%
44,200			Chevron Corp.	5,533,398
			Financials—10.6%
243,900			Bank of New York Mellon Corp.	13,136,454
128,800			Discover Financial Services	9,907,296
137,400			JPMorgan Chase & Co.	14,693,556
187,800			SunTrust Banks, Inc.	12,130,002
215,800			U.S. Bancorp	11,562,564
				61,429,872
			Health Care—16.3%
229,300			Baxter International, Inc.	14,821,952
43,400		*	Biogen, Inc.	13,825,938
186,400		*	Centene Corp.	18,804,032
173,300			Merck & Co., Inc.	9,751,591
119,598			Perrigo Co., PLC	10,424,162
115,900		*	Varian Medical Systems, Inc.	12,882,285
70,400		*	Waters Corp.	13,600,576
				94,110,536
			Industrials—11.9%
52,600			Boeing Co.	15,512,266
149,200			Eaton Corp., PLC	11,788,292
191,600			Emerson Electric Co.	13,352,604
55,000			Huntington Ingalls Industries, Inc.	12,963,500
76,300			Parker Hannifin Corp.	15,227,954
				68,844,616
			Information Technology—37.1%
148,000		*	Adobe Systems, Inc.	25,935,520
13,600		*	Alphabet, Inc. - Class "A"	14,326,240
77,500			Apple, Inc.	13,115,325
102,100		*	Arista Networks, Inc.	24,052,718
568,600		*	Cadence Design Systems, Inc.	23,778,852
120,000		*	Facebook, Inc. - Class "A"	21,175,200
65,200		*	FleetCor Technologies, Inc.	12,546,436
166,000			Microsoft Corp.	14,199,640
312,800			NetApp, Inc.	17,304,096
173,100		*	PayPal Holdings, Inc.	12,743,622
187,800		*	Take-Two Interactive Software, Inc.	20,616,684
119,600		*	VMware, Inc.	14,988,272
				214,782,605
			Materials—2.4%
131,300			Celanese Corp. - Class "A"	14,059,604
Total Value of Common Stocks (cost $417,106,826)				572,025,578
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.7%
			Federal Home Loan Bank:
$1,000	M		1.27%, 1/30/2018	999,004
3,000	M		1.25%, 2/2/2018	2,996,616
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,995,640)				3,995,620
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.3%
1,500	M		U.S. Treasury Bills, 1.085%, 1/4/2018 (cost $1,499,864)	1,499,906

Total Value of Investments (cost $422,602,330)	99.9%	577,521,104
Other Assets, Less Liabilities	.1	674,284
Net Assets	100.0%	$578,195,388

*	Non-income producing

At December 31, 2017, the cost of investments for federal income tax purposes was $422,603,888. Accumulated net unrealized appreciation on investments was $154,917,216, consisting of $156,153,568 gross unrealized appreciation and $1,236,352 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$572,025,578	$-	$-	$572,025,578
Short-Term U.S Government Agency Obligations	-	3,995,620	-	3,995,620
Short-Term U.S Government Obligations	-	1,499,906	-	1,499,906
Total Investments in Securities*	$572,025,578	$5,495,526	$-	$577,521,104

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SPECIAL SITUATIONS FUND

December 31, 2017

Shares or Principal Amount			Security	Value
			COMMON STOCKS—94.9%
			Consumer Discretionary—15.4%
306,000		*	1-800-FLOWERS.COM, Inc.	$3,274,200
159,500			Acushnet Holdings Corp.	3,362,260
217,500		*	Belmond, Ltd. - Class "A"	2,664,375
278,500		*	Century Communities, Inc.	8,661,350
28,000			Cheesecake Factory, Inc.	1,349,040
141,500			Dana Holding Corp.	4,529,415
247,500			DSW, Inc. - Class "A"	5,298,975
305,500			Entravision Communications Corp. - Class "A"	2,184,325
151,000			Haverty Furniture Cos., Inc.	3,420,150
36,500		*	Helen of Troy, Ltd.	3,516,775
90,500		*	LKQ Corp.	3,680,635
56,000			Meredith Corp.	3,698,800
170,200		*	Michaels Cos., Inc.	4,117,138
110,500		*	Motorcar Parts of America, Inc.	2,761,395
98,100			Newell Brands, Inc.	3,031,290
68,500			Oxford Industries, Inc.	5,150,515
95,000			Penske Automotive Group, Inc.	4,545,750
235,000			Regal Entertainment Group - Class "A"	5,407,350
135,000			Ruth's Hospitality Group, Inc.	2,922,750
146,000		*	ServiceMaster Holdings, Inc.	7,485,420
108,000		*	Taylor Morrison Home Corp. - Class "A"	2,642,760
374,500		*	TRI Pointe Group, Inc.	6,711,040
69,500			Tupperware Brands Corp.	4,357,650
53,000		*	Visteon Corp.	6,632,420
210,500		*	William Lyon Homes - Class "A"	6,121,340
112,300			Wolverine World Wide, Inc.	3,580,124
				111,107,242
			Consumer Staples—3.8%
164,000			B&G Foods, Inc.	5,764,600
28,000			Lancaster Colony Corp.	3,617,880
114,000		*	Performance Food Group Co.	3,773,400
110,000			Pinnacle Foods, Inc.	6,541,700
101,500			Tootsie Roll Industries, Inc.	3,694,600
115,000		*	U.S. Foods Holding Corp.	3,671,950
				27,064,130
			Energy—4.4%
43,500			Andeavor Logistics, LP	4,973,790
182,000		*	Carrizo Oil & Gas, Inc.	3,872,960
127,500			Delek U.S. Holdings, Inc.	4,454,850
104,000		*	Dril-Quip, Inc.	4,960,800
42,000			Energy Select Sector SPDR Fund (ETF)	3,034,920
308,500		*	Jagged Peak Energy, Inc.	4,868,130
151,500			PBF Energy, Inc. - Class "A"	5,370,675
				31,536,125
			Financials—21.0%
241,500			AllianceBernstein Holding, LP (MLP)	6,049,575
156,000			American Financial Group, Inc.	16,932,240
95,000			Aspen Insurance Holdings, Ltd.	3,857,000
195,500		*	Atlas Financial Holdings, Inc.	4,017,525
232,500			Berkshire Hills Bancorp, Inc.	8,509,500
157,500			Brown & Brown, Inc.	8,104,950
168,500		*	Capstar Financial Holdings, Inc.	3,499,745
168,500			Citizens Financial Group, Inc.	7,073,630
107,000		*	FCB Financial Holdings, Inc. - Class "A"	5,435,600
205,000			Financial Select Sector SPDR Fund (ETF)	5,721,550
125,000			Great Western Bancorp, Inc.	4,975,000
195,000		*	Green Bancorp, Inc.	3,958,500
130,500			Guaranty Bancorp	3,608,325
82,000			IBERIABANK Corp.	6,355,000
70,500			iShares U.S. Regional Banks ETF (ETF)	3,474,945
215,000			OceanFirst Financial Corp.	5,643,750
210,000			Old National Bancorp of Indiana	3,664,500
102,000			Prosperity Bancshares, Inc.	7,147,140
62,500			QCR Holdings, Inc.	2,678,125
112,500		*	Seacoast Banking Corp.	2,836,125
90,500			Simmons First National Corp. - Class "A"	5,167,550
86,500			SPDR S&P Regional Banking (ETF)	5,090,525
509,500			Sterling Bancorp	12,533,700
386,500			TCF Financial Corp.	7,923,250
321,000			Waddell & Reed Financial, Inc. - Class "A"	7,171,140
				151,428,890
			Health Care—6.0%
68,500		*	Cambrex Corp.	3,288,000
79,600		*	Centene Corp.	8,030,048
33,500		*	Charles River Laboratories International, Inc.	3,666,575
57,800			Hill-Rom Holdings, Inc.	4,871,962
36,500		*	ICON, PLC	4,093,475
81,700			PerkinElmer, Inc.	5,973,904
198,000			Phibro Animal Health Corp. - Class "A"	6,633,000
167,980		*	Varex Imaging Corp.	6,747,757
				43,304,721
			Industrials—14.5%
72,500			Apogee Enterprises, Inc.	3,315,425
111,000		*	Atkore International Group Co.	2,380,950
101,500			Comfort Systems USA, Inc.	4,430,475
72,500			ESCO Technologies, Inc.	4,368,125
6,100		*	Evoqua Water Technologies Corp.	144,631
202,500		*	Gardner Denver Holdings, Inc.	6,870,825
101,000			Industrial Select Sector SPDR Fund (ETF)	7,642,670
82,000			ITT, Inc.	4,376,340
42,900			Korn/Ferry International	1,775,202
116,500			Masco Corp.	5,119,010
393,500		*	NCI Building Systems, Inc.	7,594,550
108,000			Orbital ATK, Inc.	14,202,000
46,000			Owens Corning	4,229,240
42,000			Park-Ohio Holdings Corp.	1,929,900
80,750		*	Patrick Industries, Inc.	5,608,087
48,000			Regal Beloit Corp.	3,676,800
132,000			Schneider National, Inc.	3,769,920
33,000			Snap-On, Inc.	5,751,900
149,000		*	SPX Corp.	4,677,110
48,500			Standex International Corp.	4,939,725
195,500			Triton International, Ltd.	7,321,475
				104,124,360
			Information Technology—9.9%
179,100		*	ARRIS International, PLC	4,601,079
214,000		*	Autoweb, Inc.	1,928,140
121,000		*	Axcelis Technologies, Inc.	3,472,700
21,500			Belden, Inc.	1,659,155
187,000		*	CommScope Holding Co., Inc.	7,074,210
132,000		*	Microsemi Corp.	6,817,800
520,500		*	Mitel Networks Corp.	4,283,715
85,500			MKS Instruments, Inc.	8,079,750
114,500			NetApp, Inc.	6,334,140
167,000		*	Perficient, Inc.	3,184,690
48,700			Silicon Motion Technology Corp. (ADR)	2,579,152
28,000		*	Tech Data Corp.	2,743,160
421,500			Travelport Worldwide, Ltd.	5,509,005
112,000		*	Web.com Group, Inc.	2,441,600
90,000			Western Digital Corp.	7,157,700
36,500		*	Zebra Technologies Corp. - Class "A"	3,788,700
				71,654,696
			Materials—9.8%
121,500			AptarGroup, Inc.	10,483,020
102,000		*	Berry Global Group, Inc.	5,984,340
308,000		*	Constellium NV- Class "A"	3,434,200
288,000		*	Ferro Corp.	6,793,920
77,500			Greif, Inc.	4,694,950
177,000		*	Louisiana-Pacific Corp.	4,648,020
193,500		*	PQ Group Holdings, Inc.	3,183,075
69,500			Sealed Air Corp.	3,426,350
62,500			Sensient Technologies Corp.	4,571,875
150,000			Trinseo SA	10,890,000
333,000		*	Venator Materials, PLC	7,365,960
83,500			WestRock Co.	5,278,035
				70,753,745
			Real Estate—5.5%
337,500			Brixmor Property Group, Inc. (REIT)	6,297,750
180,500			Douglas Emmett, Inc. (REIT)	7,411,330
54,000			Federal Realty Investment Trust (REIT)	7,171,740
293,500			RLJ Lodging Trust (REIT)	6,448,195
213,500			Sunstone Hotel Investors, Inc. (REIT)	3,529,155
196,500			Tanger Factory Outlet Centers, Inc. (REIT)	5,209,215
147,500			Urstadt Biddle Properties, Inc. (REIT)	3,206,650
				39,274,035
			Telecommunication Services—4.0%
147,500			iShares U.S. Telecommunications ETF (ETF)	4,337,975
			Utilities—4.0%
121,000			Black Hills Corp.	7,273,310
66,000			Pinnacle West Capital Corp.	5,621,880
123,000			Portland General Electric Co.	5,606,340
81,500			Utilities Select Sector SPDR Fund (ETF)	4,293,420
86,500			WEC Energy Group, Inc.	5,746,195
				28,541,145
Total Value of Common Stocks (cost $522,613,538)				683,127,064
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.4%
			Federal Home Loan Bank:
$5,500	M		1.135%, 1/4/2018	5,499,610
12,500	M		1.26%, 1/19/2018	12,492,450
12,000	M		1.27%, 1/30/2018	11,988,048
9,000	M		1.275%, 1/30/2018	8,991,036
Total Value of Short-Term U.S. Government Agency Obligations (cost $38,967,366)				38,971,144

Total Value of Investments (cost $561,580,904)	100.3%	722,098,208
Excess of Liabilities Over Other Assets	(.3)	(1,890,365)
Net Assets	100.0%	$720,207,843

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
MLP Master Limited Partnership
REIT Real Estate Investment Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $562,120,664. Accumulated net unrealized appreciation on investments was $159,977,544, consisting of $172,888,991 gross unrealized appreciation and $12,911,447 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$683,127,064	$-	$-	$683,127,064
Short-Term U.S Government Agency Obligations	-	38,971,144	-	38,971,144
Total Investments in Securities*	$683,127,064	$38,971,144	$-	$722,098,208

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2017

Shares or Principal Amount			Security		Value
			COMMON STOCKS—59.8%
			Consumer Discretionary—7.1%
28,800			Aptiv, PLC		$2,443,104
57,800			Aramark Holdings Corp.		2,470,372
52,800			Big Lots, Inc.		2,964,720
63,530			BorgWarner, Inc.		3,245,748
116,075			CBS Corp. - Class "B"		6,848,425
87,300			DSW, Inc. - Class "A"		1,869,093
72,250			Ford Motor Co.		902,403
52,230			Home Depot, Inc.		9,899,152
74,545			L Brands, Inc.		4,489,100
14,500			Lear Corp.		2,561,570
56,000			Magna International, Inc.		3,173,520
86,800		*	Michaels Cos., Inc.		2,099,692
95,422			Newell Brands, Inc.		2,948,540
32,000			Penske Automotive Group, Inc.		1,531,200
6,500			Ross Stores, Inc.		521,625
74,800			Tapestry, Inc.		3,308,404
56,910			Tupperware Brands Corp.		3,568,257
46,400			Walt Disney Co.		4,988,464
12,075			Whirlpool Corp.		2,036,328
40,990			Wyndham Worldwide Corp.		4,749,511
					66,619,228
			Consumer Staples—6.3%
141,550			Altria Group, Inc.		10,108,086
87,400			B&G Foods, Inc.		3,072,110
104,690			Coca-Cola Co.		4,803,177
45,000			Conagra Brands, Inc.		1,695,150
87,960			CVS Health Corp.		6,377,100
189,930			Koninklijke Ahold Delhaize NV (ADR)		4,180,359
44,000			Nu Skin Enterprises, Inc. - Class "A"		3,002,120
47,860			PepsiCo, Inc.		5,739,371
94,610			Philip Morris International, Inc.		9,995,547
59,900			Procter & Gamble Co.		5,503,612
46,870			Wal-Mart Stores, Inc.		4,628,413
					59,105,045
			Energy—4.3%
37,375			Anadarko Petroleum Corp.		2,004,795
9,400			Chevron Corp.		1,176,786
74,100			ConocoPhillips		4,067,349
100,675			Devon Energy Corp.		4,167,945
57,902			ExxonMobil Corp.		4,842,923
37,400			Halliburton Co.		1,827,738
26,500			Hess Corp.		1,257,955
80,101			Marathon Oil Corp.		1,356,110
111,650			Marathon Petroleum Corp.		7,366,667
32,150			Occidental Petroleum Corp.		2,368,169
33,350			Phillips 66		3,373,353
24,200			Schlumberger, Ltd.		1,630,838
145,160			Suncor Energy, Inc.		5,330,275
					40,770,903
			Financials—10.1%
76,670			American Express Co.		7,614,098
48,900			American International Group, Inc.		2,913,462
45,525			Ameriprise Financial, Inc.		7,715,122
37,600			Chubb, Ltd.		5,494,488
157,300			Citizens Financial Group, Inc.		6,603,454
22,500			Comerica, Inc.		1,953,225
97,610			Discover Financial Services		7,508,161
167,600			Financial Select Sector SPDR Fund (ETF)		4,677,716
43,100			Hamilton Lane, Inc. - Class "A"		1,525,309
53,200			IBERIABANK Corp.		4,123,000
14,400			iShares Russell 2000 ETF (ETF)		2,195,424
124,680			JPMorgan Chase & Co.		13,333,279
70,400			MetLife, Inc.		3,559,424
15,730			Morgan Stanley		825,353
43,225			PNC Financial Services Group, Inc.		6,236,935
72,300			SPDR S&P Regional Banking (ETF)		4,254,855
142,200			Sterling Bancorp		3,498,120
107,345			U.S. Bancorp		5,751,545
86,120			Wells Fargo & Co.		5,224,900
					95,007,870
			Health Care—9.2%
122,960			Abbott Laboratories		7,017,327
97,400			AbbVie, Inc.		9,419,554
10,600			Aetna, Inc.		1,912,134
6,376			Allergan, PLC		1,042,986
49,569			Baxter International, Inc.		3,204,140
30,300		*	Centene Corp.		3,056,664
64,280			Gilead Sciences, Inc.		4,605,019
27,300			Hill-Rom Holdings, Inc.		2,301,117
78,300			Johnson & Johnson		10,940,076
73,700			Koninklijke Philips NV (ADR)		2,785,860
46,400			Medtronic, PLC		3,746,800
93,745			Merck & Co., Inc.		5,275,031
251,929			Pfizer, Inc.		9,124,868
93,475			Phibro Animal Health Corp. - Class "A"		3,131,413
19,515			Shire, PLC (ADR)		3,027,167
57,895			Thermo Fisher Scientific, Inc.		10,993,103
75,415			Zoetis, Inc.		5,432,897
					87,016,156
			Industrials—7.8%
36,185			3M Co.		8,516,863
45,000			Apogee Enterprises, Inc.		2,057,850
126,700		*	Gardner Denver Holdings, Inc.		4,298,931
178,950			General Electric Co.		3,122,678
60,800			Honeywell International, Inc.		9,324,288
39,100			Ingersoll-Rand, PLC		3,487,329
153,073			Johnson Controls International, PLC		5,833,612
6,020			Lockheed Martin Corp.		1,932,721
12,700			ManpowerGroup, Inc.		1,601,597
98,500			Masco Corp.		4,328,090
80,200		*	MasTec, Inc.		3,925,790
35,500			Owens Corning		3,263,870
131,200			Schneider National, Inc. - Class "B"		3,747,072
18,930			Snap-On, Inc.		3,299,499
16,400			Stanley Black & Decker, Inc.		2,782,916
167,800			Triton International, Ltd.		6,284,110
43,330			United Technologies Corp.		5,527,608
					73,334,824
			Information Technology—10.4%
89,605			Apple, Inc.		15,163,854
93,900			Applied Materials, Inc.		4,800,168
23,175		*	ARRIS International, PLC		595,366
17,925			Broadcom, Ltd.		4,604,933
260,900			Cisco Systems, Inc.		9,992,470
30,868		*	Dell Technologies, Inc.- Class "V"		2,508,951
44,775			DXC Technology Co.		4,249,148
72,100		*	eBay, Inc.		2,721,054
23,800		*	FleetCor Technologies, Inc.		4,579,834
175,675			Intel Corp.		8,109,158
181,285			Microsoft Corp.		15,507,119
52,500			NetApp, Inc.		2,904,300
28,840		*	NXP Semiconductors NV		3,376,876
101,090			Oracle Corp.		4,779,535
97,120			QUALCOMM, Inc.		6,217,622
116,250			Symantec Corp.		3,261,975
23,610			TE Connectivity, Ltd.		2,243,894
70,700			Travelport Worldwide, Ltd.		924,049
22,072			Western Digital Corp.		1,755,386
					98,295,692
			Materials—1.5%
82,700			International Paper Co.		4,791,638
17,930			Praxair, Inc.		2,773,412
39,010			RPM International, Inc.		2,044,904
58,800			Sealed Air Corp.		2,898,840
19,785			Trinseo SA		1,436,391
					13,945,185
			Real Estate—1.3%
216,025			Brixmor Property Group, Inc. (REIT)		4,031,026
66,700			GGP, Inc (REIT)		1,560,113
23,320			Real Estate Select Sector SPDR Fund (ETF)		768,161
139,400			Tanger Factory Outlet Centers, Inc. (REIT)		3,695,494
112,430			Urstadt Biddle Properties, Inc. (REIT)		2,444,228
					12,499,022
			Telecommunication Services—1.3%
153,000			AT&T, Inc.		5,948,640
123,225			Verizon Communications, Inc.		6,522,299
					12,470,939
			Utilities—.5%
129,700			Exelon Corp.		5,111,477
Total Value of Common Stocks (cost $331,600,924)					564,176,341
			CORPORATE BONDS—24.1%
			Aerospace/Defense—.4%
$2,500	M		Rockwell Collins, Inc., 3.2%, 3/15/2024		2,522,605
1,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	1,549,571
					4,072,176
			Automotive—.4%
2,000	M		Lear Corp., 5.25%, 1/15/2025		2,136,324
2,000	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		2,024,088
					4,160,412
			Chemicals—1.0%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025		2,012,348
2,000	M		Dow Chemical Co., 3.5%, 10/1/2024		2,060,670
3,000	M		LYB International Finance Co. BV, 3.5%, 3/2/2027		3,020,931
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,334,599
					9,428,548
			Energy—2.7%
3,000	M		Andeavor Logistics, LP, 5.25%, 1/15/2025		3,158,850
3,600	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		3,680,334
3,400	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	3,630,377
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,560,487
2,000	M		Enterprise Products Operating, 7.55%, 4/15/2038		2,809,444
			Kinder Morgan Energy Partners, LP:
1,000	M		3.5%, 3/1/2021		1,017,858
1,100	M		3.45%, 2/15/2023		1,106,821
3,500	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		3,894,222
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		1,008,051
1,500	M		Spectra Energy, LLC, 6.2%, 4/15/2018		1,516,391
1,600	M		Valero Energy Corp., 9.375%, 3/15/2019		1,733,370
					25,116,205
			Financial Services—3.4%
1,100	M		American Express Co., 7%, 3/19/2018		1,111,841
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025		1,032,660
1,000	M		4.7%, 7/10/2035		1,109,294
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,061,104
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		1,078,905
1,100	M		BlackRock, Inc., 5%, 12/10/2019		1,157,075
			Brookfield Finance, Inc.:
1,700	M		4%, 4/1/2024		1,762,254
1,300	M		4.25%, 6/2/2026		1,344,106
			ERAC USA Finance, LLC:
1,000	M		4.5%, 8/16/2021	(a)	1,055,579
1,000	M		3.3%, 10/15/2022	(a)	1,012,307
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,216,488
3,000	M		GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035		3,252,882
1,000	M		General Electric Capital Corp., 4.65%, 10/17/2021		1,077,199
3,845	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026		4,234,902
4,100	M		Key Bank NA, 3.4%, 5/20/2026		4,092,099
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	2,160,192
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,084,299
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,148,424
					31,991,610
			Financials—5.3%
			Bank of America Corp.:
5,600	M		4.1%, 7/24/2023		5,951,372
1,000	M		5.875%, 2/7/2042		1,327,017
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019		1,166,297
1,000	M		5.125%, 1/8/2020		1,050,813
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024		1,028,735
			Citigroup, Inc.:
1,000	M		8.5%, 5/22/2019		1,083,681
1,000	M		4.5%, 1/14/2022		1,064,744
1,100	M		3.4%, 5/1/2026		1,108,566
1,500	M		Deutsche Bank AG, 3.7%, 5/30/2024		1,512,219
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020		2,863,790
1,000	M		3.625%, 1/22/2023		1,034,222
2,000	M		4%, 3/3/2024		2,099,994
1,000	M		6.125%, 2/15/2033		1,276,567
2,000	M		HSBC Holdings, PLC, 2.65%, 1/5/2022		1,987,850
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018		3,104,328
1,000	M		4.5%, 1/24/2022		1,070,649
1,000	M		3.54%, 5/1/2028		1,018,554
			Morgan Stanley:
5,550	M		5.5%, 7/28/2021		6,075,752
2,000	M		4%, 7/23/2025		2,096,148
			U.S. Bancorp:
1,000	M		3.6%, 9/11/2024		1,036,833
1,000	M		3.1%, 4/27/2026		994,041
1,500	M		UBS AG, 4.875%, 8/4/2020		1,589,375
3,000	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	3,167,106
5,100	M		Wells Fargo & Co., 3.45%, 2/13/2023		5,200,771
					49,909,424
			Food/Beverage/Tobacco—.7%
			Anheuser-Busch InBev Finance, Inc.:
1,500	M		3.65%, 2/1/2026		1,550,596
1,000	M		4.9%, 2/1/2046		1,163,632
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		1,046,159
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		1,896,387
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,051,145
					6,707,919
			Food/Drug—.2%
2,000	M		CVS Health Corp., 3.875%, 7/20/2025		2,063,002
			Forest Products/Containers—.4%
1,500	M		Packaging Corp. of America, 3.4%, 12/15/2027		1,506,827
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022		2,158,802
					3,665,629
			Health Care—.4%
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,239,381
1,500	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		1,557,216
					3,796,597
			Higher Education—.2%
1,750	M		Yale University, 2.086%, 4/15/2019		1,756,554
			Information Technology—1.2%
1,500	M		Apple, Inc., 2.5%, 2/9/2025		1,463,964
4,000	M		Corning, Inc., 7.25%, 8/15/2036		4,993,628
3,000	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	3,128,499
2,000	M		Oracle Corp., 2.4%, 9/15/2023		1,976,556
					11,562,647
			Manufacturing—.2%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,031,790
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020		1,160,804
					2,192,594
			Media-Broadcasting—.6%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,062,263
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020		1,696,240
3,000	M		4.25%, 1/15/2033		3,275,418
					6,033,921
			Media-Diversified—.1%
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025		1,003,831
			Metals/Mining—.6%
			Glencore Funding, LLC:
1,000	M		4.125%, 5/30/2023	(a)	1,035,750
3,000	M		4.625%, 4/29/2024	(a)	3,174,048
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,563,726
					5,773,524
			Real Estate—2.3%
2,000	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		2,046,336
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019		1,054,499
			Digital Realty Trust, LP:
500	M		5.25%, 3/15/2021		536,782
675	M		4.75%, 10/1/2025		735,006
1,000	M		ERP Operating, LP, 3.375%, 6/1/2025		1,020,696
1,500	M		Essex Portfolio, LP, 3.875%, 5/1/2024		1,556,668
1,000	M		HCP, Inc., 4.25%, 11/15/2023		1,050,890
2,000	M		Realty Income Corp., 3.25%, 10/15/2022		2,034,362
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024		2,043,032
3,000	M		Tanger Properties, LP, 3.125%, 9/1/2026		2,860,983
1,600	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,696,760
1,500	M		Vornado Realty, LP, 3.5%, 1/15/2025		1,498,598
3,000	M		Welltower, Inc., 4%, 6/1/2025		3,106,953
					21,241,565
			Retail-General Merchandise—.9%
4,000	M		Amazon.com, Inc., 4.8%, 12/5/2034		4,708,756
3,000	M		Home Depot, Inc., 5.875%, 12/16/2036		4,067,280
					8,776,036
			Telecommunications—.5%
3,000	M		AT&T, Inc., 4.25%, 3/1/2027		3,063,897
1,500	M		Verizon Communications, Inc., 4.272%, 1/15/2036		1,496,864
					4,560,761
			Transportation—.9%
			Burlington Northern Santa Fe, LLC:
1,500	M		7%, 12/15/2025		1,912,009
1,000	M		5.15%, 9/1/2043		1,239,269
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,080,668
4,000	M		Southwest Airlines Co., 3%, 11/15/2026		3,890,564
					8,122,510
			Utilities—1.7%
1,500	M		Commonwealth Edison Co., 5.9%, 3/15/2036		1,969,794
2,335	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		2,553,185
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,012,122
1,000	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	1,025,535
2,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		2,096,156
1,500	M		Exelon Generation Co., LLC, 3.4%, 3/15/2022		1,526,665
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,199,934
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		2,094,158
1,100	M		Sempra Energy, 9.8%, 2/15/2019		1,191,664
					15,669,213
Total Value of Corporate Bonds (cost $228,909,912)					227,604,678
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—4.6%
			Fannie Mae—3.8%
1,499	M		2.5%, 2/1/2030 - 7/1/2031		1,499,644
3,982	M		3%, 3/1/2027 - 2/1/2031		4,064,358
3,889	M		3.5%, 11/1/2028 - 11/1/2046		4,011,519
19,271	M		4%, 12/1/2040 - 4/1/2047		20,204,728
2,025	M		4.5%, 9/1/2040 - 1/1/2047		2,174,884
1,848	M		5%, 4/1/2040 - 3/1/2042		2,009,085
657	M		5.5%, 5/1/2033 - 10/1/2039		729,433
506	M		6%, 5/1/2036 - 10/1/2040		569,870
232	M		6.5%, 11/1/2033 - 6/1/2036		257,099
538	M		7%, 3/1/2032 - 8/1/2032		576,373
					36,096,993
			Freddie Mac—.8%
1,671	M		3.5%, 8/1/2026 - 7/1/2044		1,732,542
880	M		4%, 7/1/2044 - 4/1/2045		921,519
3,712	M		4.5%, 10/1/2040 - 5/1/2044		3,972,068
841	M		5.5%, 5/1/2038 - 10/1/2039		933,056
					7,559,185
Total Value of Residential Mortgage-Backed Securities (cost $43,906,021)					43,656,178
			U.S. GOVERNMENT OBLIGATIONS—1.8%
5,000	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		5,375,195
			U.S. Treasury Notes:
5,500	M		1.375%, 4/30/2020		5,432,751
6,000	M		2.375%, 5/15/2027		5,983,830
Total Value of U.S. Government Obligations (cost $16,945,851)					16,791,776
			TAXABLE MUNICIPAL BONDS—1.5%
1,750	M		Cape Coral, FL Wtr. & Swr. Rev., 4%, 10/1/2042		1,858,797
			Lexington, SC Wtrwks. & Swr. Rev.:
705	M		4%, 6/1/2033		778,249
1,425	M		4%, 6/1/2041		1,550,257
1,375	M		Metro Saint Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047		1,650,509
2,850	M		Miami-Dade Cnty., FL Wtr. & Swr. Rev., 3.125%, 10/1/2039		2,794,682
2,700	M		New Jersey State Tpk. Auth., 4%, 1/1/2043		2,881,143
			New York State Environ. Facs. Corp. Rev.:
950	M		2.841%, 1/15/2026		946,552
1,900	M		2.941%, 1/15/2027		1,905,339
Total Value of Taxable Municipal Bonds (cost $14,199,650)					14,365,528
			PASS-THROUGH CERTIFICATES—.3%
			Transportation
2,429	M		American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $2,448,869)		2,457,978
			VARIABLE AND FLOATING RATE NOTES—.7%
			U.S. Government Agency Obligations
1,000	M		Federal Farm Credit Bank, 1.4659%, 5/22/2018	†	1,000,769
			Federal Home Loan Bank:
1,500	M		1.096%, 1/26/2018	†	1,499,946
4,000	M		1.263%, 2/28/2018	†	3,999,908
Total Value of Variable and Floating Rate Notes (cost $6,501,887)					6,500,623
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—2.2%
			Federal Home Loan Bank:
3,000	M		1.135%, 1/4/2018		2,999,787
3,000	M		1.16%, 1/16/2018		2,998,506
2,000	M		1.27%, 1/30/2018		1,998,008
3,500	M		1.275%, 1/30/2018		3,496,514
9,000	M		1.25%, 2/2/2018		8,989,848
Total Value of Short-Term U.S. Government Agency Obligations (cost $20,482,611)					20,482,663
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.4%
13,000	M		U.S. Treasury Bills, 1.222%, 1/25/2018 (cost $12,989,404)		12,989,821
			SHORT-TERM CORPORATE NOTES—1.1%
			Information Technology
5,000	M		Apple, Inc., 1.29%, 2/6/2018	(b)	4,992,086
5,000	M		Microsoft Corp., 1.28%, 2/1/2018	(b)	4,993,115
Total Value of Short-Term Corporate Notes (cost $9,988,022)					9,985,201

Total Value of Investments (cost $687,973,150)	97.5%	919,010,787
Other Assets, Less Liabilities	2.5	23,424,375
Net Assets	100.0%	$942,435,162

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held thirteen 144A securities with an aggregate value of $26,025,924 representing 2.8% of the Fund's net assets.

(b)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held two Section 4(2) securities with an aggregate value of $9,985,201 representing 1.1% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2017.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
PTT Pass Through Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $688,852,187. Accumulated net unrealized appreciation on investments was $230,158,600, consisting of $242,108,721 gross unrealized appreciation and $11,950,121 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$564,176,341	$-	$-	$564,176,341
Corporate Bonds	-	227,604,678	-	227,604,678
Residential Mortgage-Backed Securities	-	43,656,178	-	43,656,178
U.S. Government Obligations	-	16,791,776	-	16,791,776
Taxable Municipal Bonds	-	14,365,528	-	14,365,528
Variable and Floating Rate Notes
U.S. Government Agency Obligations	-	6,500,623	-	6,500,623
Pass-Through Certificates	-	2,457,978	-	2,457,978
Short-Term U.S. Government Agency Obligations	-	20,482,663	-	20,482,663
Short-Term U.S. Government Obligations	-	12,989,821	-	12,989,821
Short-Term Corporate Notes	-	9,985,201	-	9,985,201
Total Investments in Securities*	$564,176,341	$354,834,446	$-	$919,010,787

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and short-term corporate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net assets value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2017, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCOattempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2017 was related to the use of written options and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At December 31, 2017, the Covered Call Strategy, Equity Income and Hedged U.S. Equity Opportunities Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At December 31, 2017, the Hedged U.S. Equity Opportunities Fund had investments in interest rate futures contracts, which are listed in its Portfolios of Investments.

Foreign Exchange Contracts—The Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Funds may invest in them in order to hedge their currency exposure or to gain currency exposure held by the Funds. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain foreign securities as well as to gain currency exposure in certain countries.

At December 31, 2017, the Global Fund had no investments in foreign exchange contracts and the Hedged U.S. Equity Opportunities Fund had investments in foreign exchange contracts which are listed in its Portfolio of Investments.

Short Sales—Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2017 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender’s default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender.

At December 31, 2017, Long Short Fund had pledged $33,868,048 of securities and cash as collateral under such arrangement.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 21, 2018